MORGAN STANLEY DEAN WITTER

1999

Select Dimensions


Hartford Life Insurance Company
Hartford Life & Annuity Insurance Company

SEPARATE ACCOUNTS

Annual Report

 Table of Contents
--------------------------------------------------------------------------------

                               SELECT DIMENSIONS

                                  PAGE
                                --------
Hartford Life and Annuity
    Insurance Company
    Separate Account Three....      2

Hartford Life and Annuity
    Insurance Company
    Separate Account Five.....     18

Hartford Life Insurance
    Company
    Separate Account Three....     34

Hartford Life Insurance
    Company
    Separate Account Five.....     50

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1999

                                                            NORTH AMERICAN
                                               MONEY          GOVERNMENT
                                               MARKET         SECURITIES
                                            SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Money Market Portfolio
      Shares 123,412,023
      Cost $123,412,023
      Market Value......................    $123,412,023         --
    North American Government Securities
     Portfolio
      Shares 852,351
      Cost $8,618,072
      Market Value......................         --           $8,549,082
    Balanced Growth Portfolio
      Shares 7,736,563
      Cost $108,754,187
      Market Value......................         --              --
    Utilities Portfolio
      Shares 5,816,577
      Cost $90,532,236
      Market Value......................         --              --
    Dividend Growth Portfolio
      Shares 33,214,328
      Cost $576,857,235
      Market Value......................         --              --
    Value-Added Market Portfolio
      Shares 7,830,364
      Cost $112,297,967
      Market Value......................         --              --
    Growth Portfolio
      Shares 3,448,329
      Cost $53,315,696
      Market Value......................         --              --
    American Opportunities Portfolio
      Shares 21,029,679
      Cost $400,724,566
      Market Value......................         --              --
    Global Equity Portfolio
      Shares 7,738,438
      Cost $95,158,830
      Market Value......................         --              --
  Due from Hartford Life and Annuity
   Insurance Company....................         --              --
  Receivable for fund shares sold.......         441,792           1,650
                                            ------------      ----------
  Total Assets..........................     123,853,815       8,550,732
                                            ------------      ----------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................         441,749           3,496
  Payable for fund shares purchased.....         --              --
                                            ------------      ----------
  Total Liabilities.....................         441,749           3,496
                                            ------------      ----------
  Net Assets (variable annuity contract
   liabilities).........................    $123,412,066      $8,547,236
                                            ============      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ---------------------------------------------------- 2
              ----------------------------------------------------

                                           BALANCED                                      VALUE-ADDED                    AMERICAN
                                            GROWTH       UTILITIES     DIVIDEND GROWTH      MARKET        GROWTH      OPPORTUNITIES
                                         SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         ------------   ------------   ---------------   ------------   -----------   -------------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Money Market Portfolio
      Shares 123,412,023
      Cost $123,412,023
      Market Value......................      --             --             --                --            --             --
    North American Government Securities
     Portfolio
      Shares 852,351
      Cost $8,618,072
      Market Value......................      --             --             --                --            --             --
    Balanced Growth Portfolio
      Shares 7,736,563
      Cost $108,754,187
      Market Value...................... $113,185,919        --             --                --            --             --
    Utilities Portfolio
      Shares 5,816,577
      Cost $90,532,236
      Market Value......................      --        $152,685,145        --                --            --             --
    Dividend Growth Portfolio
      Shares 33,214,328
      Cost $576,857,235
      Market Value......................      --             --         $661,629,423          --            --             --
    Value-Added Market Portfolio
      Shares 7,830,364
      Cost $112,297,967
      Market Value......................      --             --             --           $160,835,669       --             --
    Growth Portfolio
      Shares 3,448,329
      Cost $53,315,696
      Market Value......................      --             --             --                --        $80,242,606        --
    American Opportunities Portfolio
      Shares 21,029,679
      Cost $400,724,566
      Market Value......................      --             --             --                --            --        $685,567,531
    Global Equity Portfolio
      Shares 7,738,438
      Cost $95,158,830
      Market Value......................      --             --             --                --            --             --
  Due from Hartford Life and Annuity
   Insurance Company....................       79,289        183,819        --                --           148,319         498,199
  Receivable for fund shares sold.......      --             --              156,744          --            --             --
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Total Assets..........................  113,265,208    152,868,964     661,786,167      160,835,669   80,390,925     686,065,730
                                         ------------   ------------    ------------     ------------   -----------   ------------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................      --             --              170,323          --            --             --
  Payable for fund shares purchased.....       78,002        190,294        --                160,778       77,078         498,946
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Total Liabilities.....................       78,002        190,294         170,323          160,778       77,078         498,946
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Net Assets (variable annuity contract
   liabilities)......................... $113,187,206   $152,678,670    $661,615,844     $160,674,891   $80,313,847   $685,566,784
                                         ============   ============    ============     ============   ===========   ============

                                             GLOBAL
                                             EQUITY
                                          SUB-ACCOUNT
                                          ------------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Money Market Portfolio
      Shares 123,412,023
      Cost $123,412,023
      Market Value......................       --
    North American Government Securities
     Portfolio
      Shares 852,351
      Cost $8,618,072
      Market Value......................       --
    Balanced Growth Portfolio
      Shares 7,736,563
      Cost $108,754,187
      Market Value......................       --
    Utilities Portfolio
      Shares 5,816,577
      Cost $90,532,236
      Market Value......................       --
    Dividend Growth Portfolio
      Shares 33,214,328
      Cost $576,857,235
      Market Value......................       --
    Value-Added Market Portfolio
      Shares 7,830,364
      Cost $112,297,967
      Market Value......................       --
    Growth Portfolio
      Shares 3,448,329
      Cost $53,315,696
      Market Value......................       --
    American Opportunities Portfolio
      Shares 21,029,679
      Cost $400,724,566
      Market Value......................       --
    Global Equity Portfolio
      Shares 7,738,438
      Cost $95,158,830
      Market Value......................  $151,905,538
  Due from Hartford Life and Annuity
   Insurance Company....................        77,140
  Receivable for fund shares sold.......       --
                                          ------------
  Total Assets..........................   151,982,678
                                          ------------
LIABILITIES:
  Due to Hartford Life and Annuity
   Insurance Company....................       --
  Payable for fund shares purchased.....        77,131
                                          ------------
  Total Liabilities.....................        77,131
                                          ------------
  Net Assets (variable annuity contract
   liabilities).........................  $151,905,547
                                          ============

             ---------------------------------------------------- 3
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                     DEVELOPING      EMERGING      DIVERSIFIED      MID-CAP
                                       GROWTH         MARKETS        INCOME         EQUITY
                                    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                    ------------    -----------    -----------    -----------
ASSETS:
  Investments in the Morgan
   Stanley Dean Witter Select
   Dimensions Investment Series:
    Developing Growth Portfolio
      Shares 3,667,277
      Cost $62,378,527
      Market Value..............    $146,837,761        --             --             --
    Emerging Markets Portfolio
      Shares 1,449,262
      Cost $15,185,950
      Market Value..............         --         $20,999,807        --             --
    Diversified Income Portfolio
      Shares 8,679,482
      Cost $87,923,712
      Market Value..............         --             --         $77,768,156        --
    Mid-Cap Equity Portfolio
      Shares 3,076,269
      Cost $39,902,446
      Market Value..............         --             --             --         $69,708,246
  Investments in Van Kampen Life
   Investment Trust:
    Strategic Stock Portfolio
      Shares 979,146
      Cost $11,650,835
      Market Value..............         --             --             --             --
    Enterprise Portfolio
      Shares 841,363
      Cost $18,511,018
      Market Value..............         --             --             --             --
  Investments in the Morgan
   Stanley Dean Witter Universal
   Funds Inc.:
    High Yield Portfolio
      Shares 2,226,015
      Cost $23,778,925
      Market Value..............         --             --             --             --
    Mid-Cap Value Portfolio
      Shares 1,226,869
      Cost $18,100,377
      Market Value..............         --             --             --             --
    Emerging Markets Debt
     Portfolio
      Shares 139,096
      Cost $982,205
      Market Value..............         --             --             --             --
    Emerging Markets Equity
     Portfolio
      Shares 223,485
      Cost $2,343,009
      Market Value..............         --             --             --             --
    Active International
     Allocation Portfolio
      Shares 48,265
      Cost $522,155
      Market Value..............         --             --             --             --
    Fixed Income Portfolio
      Shares 153,493
      Cost $1,607,669
      Market Value..............         --             --             --             --
  Due from Hartford Life and
   Annuity Insurance Company....          81,524        --             --             165,728
  Receivable for fund shares
   sold.........................         --             42,726         --             --
                                    ------------    -----------    -----------    -----------
  Total Assets..................     146,919,285    21,042,533     77,768,156      69,873,974
                                    ------------    -----------    -----------    -----------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....         --             46,859         63,821         --
  Payable for fund shares
   purchased....................          76,588        --             --             163,007
                                    ------------    -----------    -----------    -----------
  Total Liabilities.............          76,588        46,859         63,821         163,007
                                    ------------    -----------    -----------    -----------
  Net Assets (variable annuity
   contract liabilities)........    $146,842,697    $20,995,674    $77,704,335    $69,710,967
                                    ============    ===========    ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ---------------------------------------------------- 4
              ----------------------------------------------------

                                                                                                             EMERGING
                                                                                 MID-CAP       EMERGING       MARKETS
                                 STRATEGIC STOCK   ENTERPRISE    HIGH YIELD       VALUE      MARKETS DEBT     EQUITY
                                   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                 ---------------   -----------   -----------   -----------   ------------   -----------
ASSETS:
  Investments in the Morgan
   Stanley Dean Witter Select
   Dimensions Investment Series:
    Developing Growth Portfolio
      Shares 3,667,277
      Cost $62,378,527
      Market Value..............      --               --            --            --            --             --
    Emerging Markets Portfolio
      Shares 1,449,262
      Cost $15,185,950
      Market Value..............      --               --            --            --            --             --
    Diversified Income Portfolio
      Shares 8,679,482
      Cost $87,923,712
      Market Value..............      --               --            --            --            --             --
    Mid-Cap Equity Portfolio
      Shares 3,076,269
      Cost $39,902,446
      Market Value..............      --               --            --            --            --             --
  Investments in Van Kampen Life
   Investment Trust:
    Strategic Stock Portfolio
      Shares 979,146
      Cost $11,650,835
      Market Value..............   $11,485,382         --            --            --            --             --
    Enterprise Portfolio
      Shares 841,363
      Cost $18,511,018
      Market Value..............      --           $21,967,977       --            --            --             --
  Investments in the Morgan
   Stanley Dean Witter Universal
   Funds Inc.:
    High Yield Portfolio
      Shares 2,226,015
      Cost $23,778,925
      Market Value..............      --               --        $22,794,394       --            --             --
    Mid-Cap Value Portfolio
      Shares 1,226,869
      Cost $18,100,377
      Market Value..............      --               --            --        $19,163,699       --             --
    Emerging Markets Debt
     Portfolio
      Shares 139,096
      Cost $982,205
      Market Value..............      --               --            --            --          $961,150         --
    Emerging Markets Equity
     Portfolio
      Shares 223,485
      Cost $2,343,009
      Market Value..............      --               --            --            --            --         $3,093,291
    Active International
     Allocation Portfolio
      Shares 48,265
      Cost $522,155
      Market Value..............      --               --            --            --            --             --
    Fixed Income Portfolio
      Shares 153,493
      Cost $1,607,669
      Market Value..............      --               --            --            --            --             --
  Due from Hartford Life and
   Annuity Insurance Company....         9,671         16,126        14,887        16,996        --             50,258
  Receivable for fund shares
   sold.........................      --               --            --            --            --             --
                                   -----------     -----------   -----------   -----------     --------     ----------
  Total Assets..................    11,495,053     21,984,103    22,809,281    19,180,695       961,150      3,143,549
                                   -----------     -----------   -----------   -----------     --------     ----------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....      --               --            --            --                30         --
  Payable for fund shares
   purchased....................         9,492         16,546        14,866        16,764        --             50,258
                                   -----------     -----------   -----------   -----------     --------     ----------
  Total Liabilities.............         9,492         16,546        14,866        16,764            30         50,258
                                   -----------     -----------   -----------   -----------     --------     ----------
  Net Assets (variable annuity
   contract liabilities)........   $11,485,561     $21,967,557   $22,794,415   $19,163,931     $961,120     $3,093,291
                                   ===========     ===========   ===========   ===========     ========     ==========

                                     ACTIVE
                                  INTERNATIONAL
                                   ALLOCATION     FIXED INCOME
                                   SUB-ACCOUNT    SUB-ACCOUNT
                                  -------------   ------------
ASSETS:
  Investments in the Morgan
   Stanley Dean Witter Select
   Dimensions Investment Series:
    Developing Growth Portfolio
      Shares 3,667,277
      Cost $62,378,527
      Market Value..............      --              --
    Emerging Markets Portfolio
      Shares 1,449,262
      Cost $15,185,950
      Market Value..............      --              --
    Diversified Income Portfolio
      Shares 8,679,482
      Cost $87,923,712
      Market Value..............      --              --
    Mid-Cap Equity Portfolio
      Shares 3,076,269
      Cost $39,902,446
      Market Value..............      --              --
  Investments in Van Kampen Life
   Investment Trust:
    Strategic Stock Portfolio
      Shares 979,146
      Cost $11,650,835
      Market Value..............      --              --
    Enterprise Portfolio
      Shares 841,363
      Cost $18,511,018
      Market Value..............      --              --
  Investments in the Morgan
   Stanley Dean Witter Universal
   Funds Inc.:
    High Yield Portfolio
      Shares 2,226,015
      Cost $23,778,925
      Market Value..............      --              --
    Mid-Cap Value Portfolio
      Shares 1,226,869
      Cost $18,100,377
      Market Value..............      --              --
    Emerging Markets Debt
     Portfolio
      Shares 139,096
      Cost $982,205
      Market Value..............      --              --
    Emerging Markets Equity
     Portfolio
      Shares 223,485
      Cost $2,343,009
      Market Value..............      --              --
    Active International
     Allocation Portfolio
      Shares 48,265
      Cost $522,155
      Market Value..............    $566,062          --
    Fixed Income Portfolio
      Shares 153,493
      Cost $1,607,669
      Market Value..............      --           $1,542,603
  Due from Hartford Life and
   Annuity Insurance Company....      46,958          --
  Receivable for fund shares
   sold.........................      --              --
                                    --------       ----------
  Total Assets..................     613,020        1,542,603
                                    --------       ----------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....      --                   62
  Payable for fund shares
   purchased....................      46,959          --
                                    --------       ----------
  Total Liabilities.............      46,959               62
                                    --------       ----------
  Net Assets (variable annuity
   contract liabilities)........    $566,061       $1,542,541
                                    ========       ==========

             ---------------------------------------------------- 5
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Money Market Portfolio 1.25%.....    9,489,283   $12.117281  $  114,984,311
  Money Market Portfolio 1.5%......      568,587    10.439293       5,935,646
  Money Market Portfolio 1.65%.....       12,251    10.435390         127,842
  Money Market Portfolio 1.4%......      178,918    12.105339       2,165,869
  North American Government
   Securities Portfolio 1.25%......      684,246    11.870066       8,122,043
  North American Government
   Securities Portfolio 1.5%.......       32,272    10.243966         330,591
  North American Government
   Securities Portfolio 1.4%.......        6,003    11.858359          71,190
  Balanced Growth Portfolio
   1.25%...........................    5,961,358    18.230000     108,675,549
  Balanced Growth Portfolio 1.5%...      198,439    10.996556       2,182,142
  Balanced Growth Portfolio
   1.65%...........................        1,633    10.992443          17,953
  Balanced Growth Portfolio 1.4%...      122,192    18.211833       2,225,336
  Utilities Portfolio 1.25%........    5,029,716    28.898536     145,351,426
  Utilities Portfolio 1.5%.........      207,872    15.922989       3,309,952
  Utilities Portfolio 1.65%........        8,195    15.917054         130,435
  Utilities Portfolio 1.4%.........      126,230    28.869918       3,644,255
  Dividend Growth Portfolio
   1.25%...........................   26,039,033    24.630777     641,361,625
  Dividend Growth Portfolio 1.5%...      848,002    10.750975       9,116,844
  Dividend Growth Portfolio
   1.65%...........................       10,463    10.746952         112,442
  Dividend Growth Portfolio 1.4%...      413,699    24.606272      10,179,601
  Value-Added Market Portfolio
   1.25%...........................    7,132,645    21.944514     156,522,435
  Value-Added Market Portfolio
   1.5%............................      103,156    11.871109       1,224,574
  Value-Added Market Portfolio
   1.65%...........................        1,282    11.866668          15,211
  Value-Added Market Portfolio
   1.4%............................      122,524    21.922750       2,686,061
  Growth Portfolio 1.25%...........    3,011,788    25.416166      76,548,092
  Growth Portfolio 1.5%............       78,900    14.820183       1,169,309
  Growth Portfolio 1.65%...........        5,670    14.814660          83,995
  Growth Portfolio 1.4%............       97,233    25.390936       2,468,842
  American Opportunities Portfolio
   1.25%...........................   16,616,077    39.531912     656,865,283
  American Opportunities Portfolio
   1.5%............................      699,793    17.103552      11,968,952
  American Opportunities Portfolio
   1.65%...........................       21,026    17.097183         359,489
  American Opportunities Portfolio
   1.4%............................      392,159    39.492620      15,487,381
  Global Equity Portfolio 1.25%....    7,432,248    19.732589     146,657,488
  Global Equity Portfolio 1.5%.....      170,755    13.820388       2,359,902
  Global Equity Portfolio 1.65%....        7,150    13.815234          98,774
  Global Equity Portfolio 1.4%.....      132,454    19.713070       2,611,070
  Developing Growth Portfolio
   1.25%...........................    3,699,371    38.573629     142,698,182
  Developing Growth Portfolio
   1.5%............................       65,181    20.576241       1,341,190
  Developing Growth Portfolio
   1.65%...........................        7,066    20.568597         145,343
  Developing Growth Portfolio
   1.4%............................       61,802    38.535362       2,381,578
  Emerging Markets Portfolio
   1.25%...........................    1,421,047    14.444234      20,525,934
  Emerging Markets Portfolio
   1.5%............................        7,816    16.578521         129,575
  Emerging Markets Portfolio
   1.4%............................       16,107    14.429938         232,425
  Diversified Income Portfolio
   1.25%...........................    6,139,351    12.174809      74,745,421
  Diversified Income Portfolio
   1.5%............................      234,256     9.635306       2,257,129
  Diversified Income Portfolio
   1.65%...........................        1,036     9.631697           9,978
  Diversified Income Portfolio
   1.4%............................       54,554    12.162658         663,522
  Mid-Cap Equity Portfolio 1.25%...    2,887,266    22.567847      65,159,378

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ---------------------------------------------------- 6
              ----------------------------------------------------

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
Mid-Cap Equity Portfolio 1.5%......       93,418   $19.825174  $    1,852,024
Mid-Cap Equity Portfolio 1.65%.....       13,522    19.817812         267,976
Mid-Cap Equity Portfolio 1.4%......      107,853    22.545394       2,431,589
Strategic Stock Portfolio 1.25%....    1,046,841    10.093336      10,566,113
Strategic Stock Portfolio 1.5%.....       39,996    10.445212         417,767
Strategic Stock Portfolio 1.65%....        1,945    10.441396          20,309
Strategic Stock Portfolio 1.4%.....       47,740    10.083303         481,372
Enterprise Portfolio 1.25%.........    1,421,039    13.219240      18,785,060
Enterprise Portfolio 1.5%..........       85,535    13.818024       1,181,918
Enterprise Portfolio 1.4%..........      148,965    13.206158       1,967,250
Enterprise Portfolio 1.65%.........        2,413    13.812991          33,329
High Yield Portfolio 1.25%.........    1,926,264    10.554381      20,330,522
High Yield Portfolio 1.4%..........       71,139    10.543954         750,083
High Yield Portfolio 1.5%..........      162,726    10.531861       1,713,810
Mid-Cap Value Portfolio 1.25%......    1,322,605    11.977275      15,841,201
Mid-Cap Value Portfolio 1.65%......        1,528    13.230525          20,217
Mid-Cap Value Portfolio 1.4%.......      128,705    11.965487       1,540,020
Mid-Cap Value Portfolio 1.5%.......      133,166    13.235353       1,762,493
Emerging Markets Debt Portfolio
 1.25%.............................       78,118     8.615091         672,996
Emerging Markets Debt Portfolio
 1.5%..............................       13,695    10.679132         146,251
Emerging Markets Debt Portfolio
 1.4%..............................       15,204     8.606516         130,852
Emerging Markets Debt Portfolio
 1.65%.............................        1,032    10.675235          11,021
Emerging Markets Equity Portfolio
 1.25%.............................      170,056    14.353528       2,440,907
Emerging Markets Equity Portfolio
 1.65%.............................        2,492    14.339621          35,737
Emerging Markets Equity Portfolio
 1.5%..............................       10,403    14.342270         149,200
Emerging Markets Equity Portfolio
 1.4%..............................       32,582    14.346777         467,447
Active International Allocation
 Portfolio 1.25%...................       36,203    11.718265         424,236
Active International Allocation
 Portfolio 1.5%....................        3,092    11.710114          36,210
Active International Allocation
 Portfolio 1.4%....................        9,017    11.713372         105,615
Fixed Income Portfolio 1.25%.......      109,324    10.065310       1,100,377
Fixed Income Portfolio 1.5%........       11,984    10.057387         120,530
Fixed Income Portfolio 1.4%........       31,970    10.060554         321,634
                                                               --------------
SUB-TOTAL..........................                             2,531,587,631
                                                               --------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Money Market Portfolio...........       16,373    12.117281         198,398
  North American Government
   Securities Portfolio............        1,972    11.870066          23,412
  Balanced Growth Portfolio........        4,730    18.230000          86,226
  Utilities Portfolio..............        8,395    28.898536         242,602
  Dividend Growth Portfolio........       34,320    24.630777         845,332
  Value-Added Market Portfolio.....       10,326    21.944514         226,610
  Growth Portfolio.................        1,716    25.416166          43,609
  American Opportunities
   Portfolio.......................       22,404    39.531912         885,679
  Global Equity Portfolio..........        9,036    19.732589         178,313
  Developing Growth Portfolio......        7,166    38.573629         276,404
  Emerging Markets Portfolio.......        7,459    14.444234         107,740
  Diversified Income Portfolio.....        2,323    12.174809          28,285
                                                               --------------
  SUB-TOTAL........................                                 3,142,610
                                                               --------------
GRAND TOTAL:.......................                            $2,534,730,241
                                                               ==============

             ---------------------------------------------------- 7
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                     NORTH AMERICAN
                                                    MONEY              GOVERNMENT
                                                   MARKET              SECURITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                                 -----------         --------------
INVESTMENT INCOME:
  Dividends..................................    $ 5,523,647           $ 391,465
EXPENSES:
  Mortality and expense undertakings.........     (1,488,588)           (109,310)
                                                 -----------           ---------
    Net investment income (loss).............      4,035,059             282,155
                                                 -----------           ---------
CAPITAL GAINS INCOME.........................        --                  --
                                                 -----------           ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions..............................        --                   (2,295)
  Net unrealized (depreciation) appreciation
   of investments during the period..........        --                  (98,426)
                                                 -----------           ---------
    Net (loss) gain on investments...........        --                 (100,721)
                                                 -----------           ---------
    Net increase (decrease) in net assets
     resulting from operations...............    $ 4,035,059           $ 181,434
                                                 ===========           =========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ---------------------------------------------------- 8
              ----------------------------------------------------

                                                BALANCED                                     VALUE-ADDED
                                                 GROWTH       UTILITIES    DIVIDEND GROWTH     MARKET        GROWTH
                                              SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------   -----------   ---------------   -----------   -----------
INVESTMENT INCOME:
  Dividends.................................. $  3,309,619   $ 1,677,499    $ 12,763,908     $ 1,694,354   $     3,451
EXPENSES:
  Mortality and expense undertakings.........   (1,365,537)   (1,320,691)     (8,729,052)     (1,934,373)     (708,134)
                                              ------------   -----------    ------------     -----------   -----------
    Net investment income (loss).............    1,944,082       356,808       4,034,856        (240,019)     (704,683)
                                              ------------   -----------    ------------     -----------   -----------
CAPITAL GAINS INCOME.........................   12,263,090       719,571      61,332,549       5,499,038     4,191,496
                                              ------------   -----------    ------------     -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions..............................      (73,288)       19,860      (2,732,578)        275,018       164,575
  Net unrealized (depreciation) appreciation
   of investments during the period..........  (12,320,805)   40,186,992     (70,396,747)      9,944,964    16,049,317
                                              ------------   -----------    ------------     -----------   -----------
    Net (loss) gain on investments...........  (12,394,093)   40,206,852     (73,129,325)     10,219,982    16,213,892
                                              ------------   -----------    ------------     -----------   -----------
    Net increase (decrease) in net assets
     resulting from operations............... $  1,813,079   $41,283,231    $ (7,761,920)    $15,479,001   $19,700,705
                                              ============   ===========    ============     ===========   ===========

                                                 AMERICAN        GLOBAL
                                               OPPORTUNITIES     EQUITY
                                               SUB-ACCOUNT*    SUB-ACCOUNT
                                               -------------   -----------
INVESTMENT INCOME:
  Dividends..................................  $  1,449,748    $   433,055
EXPENSES:
  Mortality and expense undertakings.........    (5,636,258)    (1,486,761)
                                               ------------    -----------
    Net investment income (loss).............    (4,186,510)    (1,053,706)
                                               ------------    -----------
CAPITAL GAINS INCOME.........................    40,966,154        --
                                               ------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions..............................      (200,293)       105,344
  Net unrealized (depreciation) appreciation
   of investments during the period..........   185,622,773     37,067,653
                                               ------------    -----------
    Net (loss) gain on investments...........   185,422,480     37,172,997
                                               ------------    -----------
    Net increase (decrease) in net assets
     resulting from operations...............  $222,202,124    $36,119,291
                                               ============    ===========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

             ---------------------------------------------------- 9
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                      DEVELOPING      EMERGING      DIVERSIFIED       MID-CAP
                                                        GROWTH         MARKETS        INCOME           EQUITY
                                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT***
                                                      -----------    -----------    -----------    --------------
INVESTMENT INCOME:
  Dividends.......................................    $    48,080    $   26,969     $ 6,753,074     $   154,413
EXPENSES:
  Mortality and expense undertakings..............     (1,106,088)     (192,804)     (1,009,251)       (409,231)
                                                      -----------    ----------     -----------     -----------
    Net investment (loss) income..................     (1,058,008)     (165,835)      5,743,823        (254,818)
                                                      -----------    ----------     -----------     -----------
CAPITAL GAINS INCOME..............................        --             --             --              --
                                                      -----------    ----------     -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized gain (loss) on security
   transactions...................................      1,312,196      (203,975)        (39,961)        103,985
  Net unrealized appreciation (depreciation) of
   investments during the period..................     66,388,520     9,904,528      (8,188,376)     27,634,475
                                                      -----------    ----------     -----------     -----------
    Net gain (loss) on investments................     67,700,716     9,700,553      (8,228,337)     27,738,460
                                                      -----------    ----------     -----------     -----------
    Net increase (decrease) in net assets
     resulting from operations....................    $66,642,708    $9,534,718     $(2,484,514)    $27,483,642
                                                      ===========    ==========     ===========     ===========

  *  From inception, September 7, 1999, to December 31, 1999.
 **  From inception, September 20, 1999, to December 31, 1999.
***  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 10
              ----------------------------------------------------

                                                                                                   MID-CAP       EMERGING
                                                   STRATEGIC STOCK   ENTERPRISE    HIGH YIELD       VALUE      MARKETS DEBT
                                                     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                   ---------------   -----------   -----------   -----------   ------------
INVESTMENT INCOME:
  Dividends.......................................    $  72,628      $   24,469    $1,710,348    $   27,823      $113,374
EXPENSES:
  Mortality and expense undertakings..............     (117,755)       (142,466)     (225,656)     (162,785)       (6,990)
                                                      ---------      ----------    ----------    ----------      --------
    Net investment (loss) income..................      (45,127)       (117,997)    1,484,692      (134,962)      106,384
                                                      ---------      ----------    ----------    ----------      --------
CAPITAL GAINS INCOME..............................       19,014         576,428        --         2,170,992        --
                                                      ---------      ----------    ----------    ----------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized gain (loss) on security
   transactions...................................       (1,919)          4,371         3,214        23,187           867
  Net unrealized appreciation (depreciation) of
   investments during the period..................     (445,298)      2,973,314      (563,346)      629,983        46,701
                                                      ---------      ----------    ----------    ----------      --------
    Net gain (loss) on investments................     (447,217)      2,977,685      (560,132)      653,170        47,568
                                                      ---------      ----------    ----------    ----------      --------
    Net increase (decrease) in net assets
     resulting from operations....................    $(473,330)     $3,436,116    $  924,560    $2,689,200      $153,952
                                                      =========      ==========    ==========    ==========      ========

                                                      EMERGING        ACTIVE
                                                      MARKETS      INTERNATIONAL
                                                       EQUITY       ALLOCATION     FIXED INCOME
                                                    SUB-ACCOUNT*   SUB-ACCOUNT**   SUB-ACCOUNT*
                                                    ------------   -------------   ------------
INVESTMENT INCOME:
  Dividends.......................................    $ --            $   848        $ 65,663
EXPENSES:
  Mortality and expense undertakings..............      (5,722)          (782)         (4,582)
                                                      --------        -------        --------
    Net investment (loss) income..................      (5,722)            66          61,081
                                                      --------        -------        --------
CAPITAL GAINS INCOME..............................      --             --              --
                                                      --------        -------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized gain (loss) on security
   transactions...................................       4,110            499           5,167
  Net unrealized appreciation (depreciation) of
   investments during the period..................     750,282         43,907         (65,066)
                                                      --------        -------        --------
    Net gain (loss) on investments................     754,392         44,406         (59,899)
                                                      --------        -------        --------
    Net increase (decrease) in net assets
     resulting from operations....................    $748,670        $44,472        $  1,182
                                                      ========        =======        ========

  *  From inception, September 7, 1999, to December 31, 1999.
 **  From inception, September 20, 1999, to December 31, 1999.
***  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

            ---------------------------------------------------- 11
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                               NORTH AMERICAN
                                            MONEY MARKET    GOVERMENT SECURITIES
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                            ------------    --------------------
OPERATIONS:
  Net investment income (loss)..........    $ 4,035,059          $  282,155
  Capital gains income..................        --                --
  Net realized (loss) gain on security
   transactions.........................        --                   (2,295)
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................        --                  (98,426)
                                            ------------         ----------
  Net increase (decrease) in net assets
   resulting from operations............      4,035,059             181,434
                                            ------------         ----------
UNIT TRANSACTIONS:
  Purchases.............................     23,817,068             563,929
  Net transfers.........................     15,198,089             928,086
  Surrenders for benefit payments and
   fees.................................    (28,455,931)           (661,447)
  Net annuity transactions..............         66,438              (6,541)
                                            ------------         ----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     10,625,664             824,027
                                            ------------         ----------
  Total increase in net assets..........     14,660,723           1,005,461
NET ASSETS:
  Beginning of period...................    108,751,343           7,541,775
                                            ------------         ----------
  End of period.........................    $123,412,066         $8,547,236
                                            ============         ==========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                                               NORTH AMERICAN
                                            MONEY MARKET    GOVERMENT SECURITIES
                                            SUB-ACCOUNT         SUB-ACCOUNT
                                            ------------    --------------------
OPERATIONS:
  Net investment income (loss)..........    $ 3,234,850          $  165,577
  Capital gains income..................        --                --
  Net realized gain (loss) on security
   transactions.........................        --                      558
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................        --                  (10,221)
                                            ------------         ----------
  Net increase in net assets resulting
   from operations......................      3,234,850             155,914
                                            ------------         ----------
UNIT TRANSACTIONS:
  Purchases.............................     26,624,283           1,435,170
  Net transfers.........................     22,818,051           1,932,564
  Surrenders for benefit payments and
   fees.................................    (18,966,767)           (689,182)
  Net annuity transactions..............        122,565              28,537
                                            ------------         ----------
  Net increase in net assets resulting
   from unit transactions...............     30,598,132           2,707,089
                                            ------------         ----------
  Total increase in net assets..........     33,832,982           2,863,003
NET ASSETS:
  Beginning of period...................     74,918,361           4,678,772
                                            ------------         ----------
  End of period.........................    $108,751,343         $7,541,775
                                            ============         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 12
              ----------------------------------------------------

                                           BALANCED                                      VALUE-ADDED                    AMERICAN
                                            GROWTH       UTILITIES     DIVIDEND GROWTH      MARKET        GROWTH      OPPORTUNITIES
                                         SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*
                                         ------------   ------------   ---------------   ------------   -----------   -------------
OPERATIONS:
  Net investment income (loss).......... $  1,944,082   $    356,808    $  4,034,856     $   (240,019)  $  (704,683)  $ (4,186,510)
  Capital gains income..................   12,263,090        719,571      61,332,549        5,499,038     4,191,496     40,966,154
  Net realized (loss) gain on security
   transactions.........................      (73,288)        19,860      (2,732,578)         275,018       164,575       (200,293)
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................  (12,320,805)    40,186,992     (70,396,747)       9,944,964    16,049,317    185,622,773
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Net increase (decrease) in net assets
   resulting from operations............    1,813,079     41,283,231      (7,761,920)      15,479,001    19,700,705    222,202,124
                                         ------------   ------------    ------------     ------------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases.............................    8,636,011     11,974,424      47,158,874        8,568,182     6,335,812     49,350,136
  Net transfers.........................   16,333,341     28,022,803      42,003,115          (84,774)   11,373,024    112,929,991
  Surrenders for benefit payments and
   fees.................................   (8,597,616)    (8,175,407)    (62,420,672)     (10,796,247)   (4,922,308)   (32,300,071)
  Net annuity transactions..............       40,306        170,763         484,672          165,381        24,763        592,185
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....   16,412,042     31,992,583      27,225,989       (2,147,458)   12,811,291    130,572,241
                                         ------------   ------------    ------------     ------------   -----------   ------------
  Total increase in net assets..........   18,225,121     73,275,814      19,464,069       13,331,543    32,511,996    352,774,365
NET ASSETS:
  Beginning of period...................   94,962,085     79,402,856     642,151,775      147,343,348    47,801,851    332,792,419
                                         ------------   ------------    ------------     ------------   -----------   ------------
  End of period......................... $113,187,206   $152,678,670    $661,615,844     $160,674,891   $80,313,847   $685,566,784
                                         ============   ============    ============     ============   ===========   ============

                                             GLOBAL
                                             EQUITY
                                          SUB-ACCOUNT
                                          ------------
OPERATIONS:
  Net investment income (loss)..........  $ (1,053,706)
  Capital gains income..................       --
  Net realized (loss) gain on security
   transactions.........................       105,344
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................    37,067,653
                                          ------------
  Net increase (decrease) in net assets
   resulting from operations............    36,119,291
                                          ------------
UNIT TRANSACTIONS:
  Purchases.............................     8,046,187
  Net transfers.........................     7,428,110
  Surrenders for benefit payments and
   fees.................................    (8,976,935)
  Net annuity transactions..............       152,229
                                          ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     6,649,591
                                          ------------
  Total increase in net assets..........    42,768,882
NET ASSETS:
  Beginning of period...................   109,136,665
                                          ------------
  End of period.........................  $151,905,547
                                          ============

                                          BALANCED                                     VALUE-ADDED                    AMERICAN
                                           GROWTH       UTILITIES    DIVIDEND GROWTH      MARKET        GROWTH      OPPORTUNITIES
                                         SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*
                                         -----------   -----------   ---------------   ------------   -----------   -------------
OPERATIONS:
  Net investment income (loss).......... $ 1,054,616   $   448,142    $  2,575,707     $   (279,408)  $  (588,893)  $ (1,870,856)
  Capital gains income..................   1,697,873       657,872      23,297,871        1,970,707     1,177,870     22,283,610
  Net realized gain (loss) on security
   transactions.........................     (35,053)       (5,860)       (116,773)        (165,573)      (47,737)      (129,194)
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................   6,624,190    10,977,754      63,796,492       11,736,937     4,134,094     47,944,751
                                         -----------   -----------    ------------     ------------   -----------   ------------
  Net increase in net assets resulting
   from operations......................   9,341,626    12,077,908      89,553,297       13,262,663     4,675,334     68,228,311
                                         -----------   -----------    ------------     ------------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases.............................   9,515,720    10,420,385      61,282,019       11,743,594     5,811,059     31,893,265
  Net transfers.........................  14,734,535    12,899,339      59,525,570        7,479,605     2,982,317     38,226,729
  Surrenders for benefit payments and
   fees.................................  (3,951,159)   (4,262,502)    (32,837,181)      (5,597,839)   (2,297,690)   (14,448,089)
  Net annuity transactions..............      15,874        (2,553)        271,624           12,632        (1,811)        18,420
                                         -----------   -----------    ------------     ------------   -----------   ------------
  Net increase in net assets resulting
   from unit transactions...............  20,314,970    19,054,669      88,242,032       13,637,992     6,493,875     55,690,325
                                         -----------   -----------    ------------     ------------   -----------   ------------
  Total increase in net assets..........  29,656,596    31,132,577     177,795,329       26,900,655    11,169,209    123,918,636
NET ASSETS:
  Beginning of period...................  65,305,489    48,270,279     464,356,446      120,442,693    36,632,642    208,873,783
                                         -----------   -----------    ------------     ------------   -----------   ------------
  End of period......................... $94,962,085   $79,402,856    $642,151,775     $147,343,348   $47,801,851   $332,792,419
                                         ===========   ===========    ============     ============   ===========   ============

                                             GLOBAL
                                             EQUITY
                                          SUB-ACCOUNT
                                          ------------
OPERATIONS:
  Net investment income (loss)..........  $    (91,170)
  Capital gains income..................       368,656
  Net realized gain (loss) on security
   transactions.........................      (522,068)
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................    11,960,357
                                          ------------
  Net increase in net assets resulting
   from operations......................    11,715,775
                                          ------------
UNIT TRANSACTIONS:
  Purchases.............................     8,280,760
  Net transfers.........................     5,278,620
  Surrenders for benefit payments and
   fees.................................    (5,716,942)
  Net annuity transactions..............          (440)
                                          ------------
  Net increase in net assets resulting
   from unit transactions...............     7,841,998
                                          ------------
  Total increase in net assets..........    19,557,773
NET ASSETS:
  Beginning of period...................    89,578,892
                                          ------------
  End of period.........................  $109,136,665
                                          ============

            ---------------------------------------------------- 13
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                             DEVELOPING      EMERGING      DIVERSIFIED        MID-CAP
                                               GROWTH         MARKETS        INCOME           EQUITY
                                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT****
                                            ------------    -----------    -----------    ---------------
OPERATIONS:
  Net investment (loss) income..........    $ (1,058,008)   $  (165,835)   $ 5,743,823      $  (254,818)
  Capital gains income..................         --             --             --              --
  Net realized gain (loss) on security
   transactions.........................       1,312,196       (203,975)       (39,961)         103,985
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      66,388,520      9,904,528     (8,188,376)      27,634,475
                                            ------------    -----------    -----------      -----------
  Net increase (decrease) in net assets
   resulting from operations............      66,642,708      9,534,718     (2,484,514)      27,483,642
                                            ------------    -----------    -----------      -----------
UNIT TRANSACTIONS:
  Purchases.............................       5,143,087        798,422      4,716,433        5,404,680
  Net transfers.........................       7,894,645       (219,128)     1,271,481       14,052,003
  Surrenders for benefit payments and
   fees.................................      (7,509,093)    (1,275,935)    (6,571,543)      (1,960,056)
  Net annuity transactions..............         192,035         67,560          9,251         --
                                            ------------    -----------    -----------      -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....       5,720,674       (629,081)      (574,378)      17,496,627
                                            ------------    -----------    -----------      -----------
  Total increase (decrease) in net
   assets...............................      72,363,382      8,905,637     (3,058,892)      44,980,269
NET ASSETS:
  Beginning of period...................      74,479,315     12,090,037     80,763,227       24,730,698
                                            ------------    -----------    -----------      -----------
  End of period.........................    $146,842,697    $20,995,674    $77,704,335      $69,710,967
                                            ============    ===========    ===========      ===========

 **  From inception, September 7, 1999, to December 31, 1999.
***  From inception, September 20, 1999, to December 31, 1999.
**** Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                             DEVELOPING       EMERGING      DIVERSIFIED         MID-CAP
                                               GROWTH         MARKETS          INCOME           EQUITY
                                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT****
                                            ------------    ------------    ------------    ---------------
OPERATIONS:
  Net investment (loss) income..........    $  (862,789)    $   (25,420)    $ 4,075,834       $  (163,766)
  Capital gains income..................        110,206          44,837          85,594           198,842
  Net realized (loss) gain on security
   transactions.........................       (327,553)     (1,361,056)            548          (166,311)
  Net unrealized appreciation
   (depreciation) of investments during
   the
   period...............................      5,740,263      (4,702,323)     (2,456,320)          790,477
                                            -----------     -----------     -----------       -----------
  Net increase (decrease) in net assets
   resulting from operations............      4,660,127      (6,043,962)      1,705,656           659,242
                                            -----------     -----------     -----------       -----------
UNIT TRANSACTIONS:
  Purchases.............................      4,110,151         726,460       8,572,861         4,768,336
  Net transfers.........................     (5,495,094)     (3,374,149)     21,054,049         2,911,337
  Surrenders for benefit payments and
   fees.................................     (4,440,843)     (1,031,340)     (5,684,565)         (810,632)
  Net annuity transactions..............         (3,733)         (3,230)          6,816          --
                                            -----------     -----------     -----------       -----------
  Net (decrease) increase in net assets
   resulting from unit transactions.....     (5,829,519)     (3,682,259)     23,949,161         6,869,041
                                            -----------     -----------     -----------       -----------
  Total (decrease) increase in net
   assets...............................     (1,169,392)     (9,726,221)     25,654,817         7,528,283
NET ASSETS:
  Beginning of period...................     75,648,707      21,816,258      55,108,410        17,202,415
                                            -----------     -----------     -----------       -----------
  End of period.........................    $74,479,315     $12,090,037     $80,763,227       $24,730,698
                                            ===========     ===========     ===========       ===========

  *  From inception, April 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 14
              ----------------------------------------------------

                                                                                           MID-CAP        EMERGING
                                         STRATEGIC STOCK    ENTERPRISE     HIGH YIELD       VALUE       MARKETS DEBT
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         ---------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment (loss) income..........   $   (45,127)    $  (117,997)   $ 1,484,692    $  (134,962)     $106,384
  Capital gains income..................        19,014         576,428        --           2,170,992        --
  Net realized gain (loss) on security
   transactions.........................        (1,919)          4,371          3,214         23,187           867
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      (445,298)      2,973,314       (563,346)       629,983        46,701
                                           -----------     -----------    -----------    -----------      --------
  Net increase (decrease) in net assets
   resulting from operations............      (473,330)      3,436,116        924,560      2,689,200       153,952
                                           -----------     -----------    -----------    -----------      --------
UNIT TRANSACTIONS:
  Purchases.............................     2,332,280       5,182,021      4,749,557      3,567,981       294,224
  Net transfers.........................     4,383,997      10,043,099      8,661,074      5,842,947       284,171
  Surrenders for benefit payments and
   fees.................................      (299,166)     (1,024,385)    (1,647,709)      (355,169)      (31,896)
  Net annuity transactions..............      --               --             --             --             --
                                           -----------     -----------    -----------    -----------      --------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     6,417,111      14,200,735     11,762,922      9,055,759       546,499
                                           -----------     -----------    -----------    -----------      --------
  Total increase (decrease) in net
   assets...............................     5,943,781      17,636,851     12,687,482     11,744,959       700,451
NET ASSETS:
  Beginning of period...................     5,541,780       4,330,706     10,106,933      7,418,972       260,669
                                           -----------     -----------    -----------    -----------      --------
  End of period.........................   $11,485,561     $21,967,557    $22,794,415    $19,163,931      $961,120
                                           ===========     ===========    ===========    ===========      ========

                                            EMERGING          ACTIVE
                                             MARKETS      INTERNATIONAL        FIXED
                                             EQUITY         ALLOCATION        INCOME
                                          SUB-ACCOUNT**   SUB-ACCOUNT***   SUB-ACCOUNT**
                                          -------------   --------------   -------------
OPERATIONS:
  Net investment (loss) income..........    $   (5,722)      $     66       $   61,081
  Capital gains income..................       --             --               --
  Net realized gain (loss) on security
   transactions.........................         4,110            499            5,167
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       750,282         43,907          (65,066)
                                            ----------       --------       ----------
  Net increase (decrease) in net assets
   resulting from operations............       748,670         44,472            1,182
                                            ----------       --------       ----------
UNIT TRANSACTIONS:
  Purchases.............................       637,643        303,214          271,824
  Net transfers.........................     1,712,968        221,037        1,291,003
  Surrenders for benefit payments and
   fees.................................        (5,990)        (2,662)         (21,468)
  Net annuity transactions..............       --             --               --
                                            ----------       --------       ----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     2,344,621        521,589        1,541,359
                                            ----------       --------       ----------
  Total increase (decrease) in net
   assets...............................     3,093,291        566,061        1,542,541
NET ASSETS:
  Beginning of period...................       --             --               --
                                            ----------       --------       ----------
  End of period.........................    $3,093,291       $566,061       $1,542,541
                                            ==========       ========       ==========

                                                                                                    MID-CAP           EMERGING
                                         STRATEGIC STOCK       ENTERPRISE        HIGH YIELD          VALUE          MARKETS DEBT
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*
                                         ---------------      ------------      ------------      ------------      ------------
OPERATIONS:
  Net investment (loss) income..........   $   (23,290)       $   (18,104)      $   496,873       $   (20,531)      $    29,495
  Capital gains income..................      --                  --                 96,662           161,531           --
  Net realized (loss) gain on security
   transactions.........................            53             (1,243)           (1,146)              458            (1,631)
  Net unrealized appreciation
   (depreciation) of investments during
   the
   period...............................       279,845            483,645          (421,185)          433,339           (67,755)
                                           -----------        -----------       -----------       -----------       -----------
  Net increase (decrease) in net assets
   resulting from operations............       256,608            464,298           171,204           574,797           (39,891)
                                           -----------        -----------       -----------       -----------       -----------
UNIT TRANSACTIONS:
  Purchases.............................     1,952,495          1,417,282         3,719,605         2,520,643           119,619
  Net transfers.........................     3,478,285          2,480,461         6,350,686         4,446,588           185,592
  Surrenders for benefit payments and
   fees.................................      (145,608)           (31,335)         (134,562)         (123,056)           (4,651)
  Net annuity transactions..............      --                  --                --                --                --
                                           -----------        -----------       -----------       -----------       -----------
  Net (decrease) increase in net assets
   resulting from unit transactions.....     5,285,172          3,866,408         9,935,729         6,844,175           300,560
                                           -----------        -----------       -----------       -----------       -----------
  Total (decrease) increase in net
   assets...............................     5,541,780          4,330,706        10,106,933         7,418,972           260,669
NET ASSETS:
  Beginning of period...................      --                  --                --                --                --
                                           -----------        -----------       -----------       -----------       -----------
  End of period.........................   $ 5,541,780        $ 4,330,706       $10,106,933       $ 7,418,972       $   260,669
                                           ===========        ===========       ===========       ===========       ===========

            ---------------------------------------------------- 15
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account Three (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds (the Funds) as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Morgan Stanley Dean Witter Select Dimensions Investment Series, the Van Kampen Life Investment Trust, and the Morgan Stanley Dean Witter Universal Funds, Inc. are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.50% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

______________________________________ 16 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three (Money Market, North American Government Securities, Balanced Growth, Utilities, Dividend Growth, Value-Added Market, Growth, American Opportunities, Global Equity, Developing Growth, Emerging Markets, Diversified Income, Mid-Cap Equity, Strategic Stock, Enterprise, High Yield, Mid-Cap Value, Emerging Markets Debt, Emerging Markets Equity, Active International Allocation, and Fixed Income sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

______________________________________ 17 ______________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1999

                                        NORTH AMERICAN
                              MONEY       GOVERNMENT
                             MARKET       SECURITIES
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------
ASSETS:
  Investments in the
   Morgan Stanley Dean
   Witter Select
   Dimensions Investment
   Series:
    Money Market
     Portfolio
      Shares 1,370,819
      Cost $1,370,819
      Market Value.......  $1,370,819       --
    North American
     Government
     Securities Portfolio
      Shares 112
      Cost $1,126
      Market Value.......      --           $1,124
    Balanced Growth
     Portfolio
      Shares 20,001
      Cost $297,912
      Market Value.......      --           --
    Utilities Portfolio
      Shares 19,305
      Cost $369,955
      Market Value.......      --           --
    Dividend Growth
     Portfolio
      Shares 158,081
      Cost $3,177,992
      Market Value.......      --           --
    Value-Added Market
     Portfolio
      Shares 21,797
      Cost $400,397
      Market Value.......      --           --
    Growth Portfolio
      Shares 8,694
      Cost $147,613
      Market Value.......      --           --
    American
     Opportunities
     Portfolio
      Shares 77,016
      Cost $1,730,315
      Market Value.......      --           --
    Global Equity
     Portfolio
      Shares 45,844
      Cost $612,136
      Market Value.......      --           --
    Developing Growth
     Portfolio
      Shares 6,952
      Cost $135,833
      Market Value.......      --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............           1       --
  Receivable for fund
   shares sold...........      --           --
                           ----------       ------
  Total Assets...........   1,370,820        1,124
                           ----------       ------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --
  Payable for fund shares
   purchased.............      --           --
                           ----------       ------
  Total Liabilities......      --           --
                           ----------       ------
  Net Assets (variable
   life contract
   liabilities)..........  $1,370,820       $1,124
                           ==========       ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 18
              ----------------------------------------------------

                            BALANCED                  DIVIDEND    VALUE-ADDED                 AMERICAN       GLOBAL     DEVELOPING
                             GROWTH      UTILITIES     GROWTH       MARKET       GROWTH     OPPORTUNITIES    EQUITY       GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -----------  -----------  -------------  -----------  -----------
ASSETS:
  Investments in the
   Morgan Stanley Dean
   Witter Select
   Dimensions Investment
   Series:
    Money Market
     Portfolio
      Shares 1,370,819
      Cost $1,370,819
      Market Value.......     --           --            --          --           --            --            --           --
    North American
     Government
     Securities Portfolio
      Shares 112
      Cost $1,126
      Market Value.......     --           --            --          --           --            --            --           --
    Balanced Growth
     Portfolio
      Shares 20,001
      Cost $297,912
      Market Value.......   $292,608       --            --          --           --            --            --           --
    Utilities Portfolio
      Shares 19,305
      Cost $369,955
      Market Value.......     --         $506,766        --          --           --            --            --           --
    Dividend Growth
     Portfolio
      Shares 158,081
      Cost $3,177,992
      Market Value.......     --           --        $3,148,968      --           --            --            --           --
    Value-Added Market
     Portfolio
      Shares 21,797
      Cost $400,397
      Market Value.......     --           --            --        $447,704       --            --            --           --
    Growth Portfolio
      Shares 8,694
      Cost $147,613
      Market Value.......     --           --            --          --         $202,312        --            --           --
    American
     Opportunities
     Portfolio
      Shares 77,016
      Cost $1,730,315
      Market Value.......     --           --            --          --           --         $2,510,718       --           --
    Global Equity
     Portfolio
      Shares 45,844
      Cost $612,136
      Market Value.......     --           --            --          --           --            --          $899,923       --
    Developing Growth
     Portfolio
      Shares 6,952
      Cost $135,833
      Market Value.......     --           --            --          --           --            --            --         $278,372
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --                2        --          --           --            --                19            7
  Receivable for fund
   shares sold...........     --           --            --          --           --            --            --           --
                            --------     --------    ----------    --------     --------     ----------     --------     --------
  Total Assets...........    292,608      506,768     3,148,968     447,704      202,312      2,510,718      899,942      278,379
                            --------     --------    ----------    --------     --------     ----------     --------     --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     --           --               192          58           76             92       --           --
  Payable for fund shares
   purchased.............     --           --            --          --           --            --            --           --
                            --------     --------    ----------    --------     --------     ----------     --------     --------
  Total Liabilities......     --           --               192          58           76             92       --           --
                            --------     --------    ----------    --------     --------     ----------     --------     --------
  Net Assets (variable
   life contract
   liabilities)..........   $292,608     $506,768    $3,148,776    $447,646     $202,236     $2,510,626     $899,942     $278,379
                            ========     ========    ==========    ========     ========     ==========     ========     ========

            ---------------------------------------------------- 19
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                            EMERGING    DIVERSIFIED
                             MARKETS      INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments in the
   Morgan Stanley Dean
   Witter Select
   Dimensions Investment
   Series:
    Emerging Markets
     Portfolio
      Shares 4,540
      Cost $50,107
      Market Value.......    $65,786       --
    Diversified Income
     Portfolio
      Shares 60,721
      Cost $605,775
      Market Value.......     --         $544,061
    Mid-Cap Equity
     Portfolio
      Shares 19,416
      Cost $234,988
      Market Value.......     --           --
  Investments in the
   Morgan Stanley Dean
   Witter Universal Funds
   Inc.:
    High Yield Portfolio
      Shares 5,052
      Cost $53,359
      Market Value.......     --           --
    Mid-Cap Value
     Portfolio
      Shares 2,142
      Cost $33,497
      Market Value.......     --           --
    Emerging Markets Debt
     Portfolio
      Shares 2,690
      Cost $18,988
      Market Value.......     --           --
  Investments in Van
   Kampen Life Investment
   Trust:
    Strategic Stock
     Portfolio
      Shares 550
      Cost $6,866
      Market Value.......     --           --
    Enterprise Portfolio
      Shares 5,294
      Cost $119,283
      Market Value.......     --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         13       --
  Receivable for fund
   shares sold...........     --           --
                             -------     --------
  Total Assets...........     65,799      544,061
                             -------     --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     --               20
  Payable for fund shares
   purchased.............     --           --
                             -------     --------
  Total Liabilities......     --               20
                             -------     --------
  Net Assets (variable
   life contract
   liabilities)..........    $65,799     $544,041
                             =======     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 20
              ----------------------------------------------------

                             MID-CAP                   MID-CAP      EMERGING
                             EQUITY     HIGH YIELD      VALUE     MARKETS DEBT  STRATEGIC STOCK  ENTERPRISE
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  -----------  ------------  ---------------  -----------
ASSETS:
  Investments in the
   Morgan Stanley Dean
   Witter Select
   Dimensions Investment
   Series:
    Emerging Markets
     Portfolio
      Shares 4,540
      Cost $50,107
      Market Value.......     --           --           --           --             --              --
    Diversified Income
     Portfolio
      Shares 60,721
      Cost $605,775
      Market Value.......     --           --           --           --             --              --
    Mid-Cap Equity
     Portfolio
      Shares 19,416
      Cost $234,988
      Market Value.......   $439,968       --           --           --             --              --
  Investments in the
   Morgan Stanley Dean
   Witter Universal Funds
   Inc.:
    High Yield Portfolio
      Shares 5,052
      Cost $53,359
      Market Value.......     --          $51,737       --           --             --              --
    Mid-Cap Value
     Portfolio
      Shares 2,142
      Cost $33,497
      Market Value.......     --           --          $33,465       --             --              --
    Emerging Markets Debt
     Portfolio
      Shares 2,690
      Cost $18,988
      Market Value.......     --           --           --          $18,591         --              --
  Investments in Van
   Kampen Life Investment
   Trust:
    Strategic Stock
     Portfolio
      Shares 550
      Cost $6,866
      Market Value.......     --           --           --           --             $6,451          --
    Enterprise Portfolio
      Shares 5,294
      Cost $119,283
      Market Value.......     --           --           --           --             --            $138,222
  Due from Hartford Life
   and Annuity Insurance
   Company...............         23       --           --           --             --              --
  Receivable for fund
   shares sold...........     --           --           --           --             --              --
                            --------      -------      -------      -------         ------        --------
  Total Assets...........    439,991       51,737       33,465       18,591          6,451         138,222
                            --------      -------      -------      -------         ------        --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     --           --           --           --             --              --
  Payable for fund shares
   purchased.............     --           --           --           --             --              --
                            --------      -------      -------      -------         ------        --------
  Total Liabilities......     --           --           --           --             --              --
                            --------      -------      -------      -------         ------        --------
  Net Assets (variable
   life contract
   liabilities)..........   $439,991      $51,737      $33,465      $18,591         $6,451        $138,222
                            ========      =======      =======      =======         ======        ========

            ---------------------------------------------------- 21
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                        UNITS
                                       OWNED BY       UNIT      CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  -----------
VARIABLE LIFE CONTRACTS:
  Money Market Portfolio...........    1,205,116   $   1.1375  $ 1,370,820
  North American Government
   Securities Portfolio............          100    11.235263        1,124
  Balanced Growth Portfolio........       22,053    13.268484      292,608
  Utilities Portfolio..............       23,428    21.631144      506,768
  Dividend Growth Portfolio........      234,392    13.433818    3,148,776
  Value-Added Market Portfolio.....       30,725    14.569531      447,646
  Growth Portfolio.................       11,183    18.084596      202,236
  American Opportunities
   Portfolio.......................       97,564    25.733152    2,510,626
  Global Equity Portfolio..........       58,261    15.446837      899,942
  Developing Growth Portfolio......       11,015    25.271683      278,379
  Emerging Markets Portfolio.......        5,443    12.088774       65,799
  Diversified Income Portfolio.....       49,996    10.881692      544,041
  Mid-Cap Equity Portfolio.........       18,302    24.040915      439,991
  High Yield Portfolio.............        4,805    10.767198       51,737
  Mid-Cap Value Portfolio..........        2,759    12.129625       33,465
  Emerging Markets Debt
   Portfolio.......................        2,118     8.777081       18,591
  Strategic Stock Portfolio........          627    10.280613        6,451
  Enterprise Portfolio.............       10,365    13.335134      138,222
                                                               -----------
GRAND TOTAL........................                            $10,957,222
                                                               ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 22
              ----------------------------------------------------

                 (This page has been left blank intentionally.)

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
INVESTMENT INCOME:
  Dividends..............    $69,562          $ 50
                             -------          ----
    Net investment
     income..............     69,562            50
                             -------          ----
CAPITAL GAINS INCOME.....     --            --
                             -------          ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --            --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     --               (13)
                             -------          ----
    Net (loss) gain on
     investments.........     --               (13)
                             -------          ----
    Net increase in net
     assets resulting
     from operations.....    $69,562          $ 37
                             =======          ====

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 24
              ----------------------------------------------------

                            BALANCED                  DIVIDEND    VALUE-ADDED                 AMERICAN       GLOBAL     DEVELOPING
                             GROWTH      UTILITIES     GROWTH       MARKET       GROWTH     OPPORTUNITIES    EQUITY       GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT*   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -----------  -----------  -------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............   $  8,122     $  4,661     $  55,367     $ 4,329      $     9      $  4,261      $  2,417     $    108
                            --------     --------     ---------     -------      -------      --------      --------     --------
    Net investment
     income..............      8,122        4,661        55,367       4,329            9         4,261         2,417          108
                            --------     --------     ---------     -------      -------      --------      --------     --------
CAPITAL GAINS INCOME.....     29,269        2,276       260,547      14,979       12,458       122,775        --           --
                            --------     --------     ---------     -------      -------      --------      --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        961          597         7,056       1,058        1,433        12,138            (9)      10,634
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (28,404)     126,977      (299,961)     22,445       42,230       613,973       215,470      130,695
                            --------     --------     ---------     -------      -------      --------      --------     --------
    Net (loss) gain on
     investments.........    (27,443)     127,574      (292,905)     23,503       43,663       626,111       215,461      141,329
                            --------     --------     ---------     -------      -------      --------      --------     --------
    Net increase in net
     assets resulting
     from operations.....   $  9,948     $134,511     $  23,009     $42,811      $56,130      $753,147      $217,878     $141,437
                            ========     ========     =========     =======      =======      ========      ========     ========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

            ---------------------------------------------------- 25
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                            EMERGING    DIVERSIFIED
                             MARKETS      INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............    $    69     $ 38,498
                             -------     --------
    Net investment
     income..............         69       38,498
                             -------     --------
CAPITAL GAINS INCOME.....     --           --
                             -------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        440          (66)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     25,757      (47,039)
                             -------     --------
    Net gain (loss) on
     investments.........     26,197      (47,105)
                             -------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $26,266     $ (8,607)
                             =======     ========

  *  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 26
              ----------------------------------------------------

                             MID-CAP                    MID-CAP      EMERGING
                              EQUITY     HIGH YIELD      VALUE     MARKETS DEBT  STRATEGIC STOCK  ENTERPRISE
                           SUB-ACCOUNT*  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -----------  -----------  ------------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............    $  1,210      $4,014       $   51        $2,330          $  10         $    32
                             --------      ------       ------        ------          -----         -------
    Net investment
     income..............       1,210       4,014           51         2,330             10              32
                             --------      ------       ------        ------          -----         -------
CAPITAL GAINS INCOME.....      --           --           3,632        --                  3             752
                             --------      ------       ------        ------          -----         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       4,027          40           92            19            (94)             37
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     192,212        (804)          (6)            5           (448)         17,143
                             --------      ------       ------        ------          -----         -------
    Net gain (loss) on
     investments.........     196,239        (764)          86            24           (542)         17,180
                             --------      ------       ------        ------          -----         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $197,449      $3,250       $3,769        $2,354          $(529)        $17,964
                             ========      ======       ======        ======          =====         =======

  *  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

            ---------------------------------------------------- 27
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                            NORTH AMERICAN
                           MONEY MARKET  GOVERMENT SECURITIES
                           SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------------
OPERATIONS:
  Net investment
   income................   $   69,562          $   50
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........      --             --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      --                  (13)
                            ----------          ------
  Net increase in net
   assets resulting from
   operations............       69,562              37
                            ----------          ------
UNIT TRANSACTIONS:
  Purchases..............    1,959,285        --
  Net transfers..........   (2,210,610)       --
  Surrenders for benefit
   payments and fees.....      (56,096)       --
  Loan withdrawals.......      (91,966)       --
  Cost of insurance......      (29,070)       --
                            ----------          ------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     (428,457)       --
                            ----------          ------
  Total (decrease)
   increase in net
   assets................     (358,895)             37
NET ASSETS:
  Beginning of period....    1,729,715           1,087
                            ----------          ------
  End of period..........   $1,370,820          $1,124
                            ==========          ======

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                            NORTH AMERICAN
                           MONEY MARKET  GOVERMENT SECURITIES
                           SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------------
OPERATIONS:
  Net investment
   income................   $   61,978          $   47
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........      --             --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      --                   (2)
                            ----------          ------
  Net increase in net
   assets resulting from
   operations............       61,978              45
                            ----------          ------
UNIT TRANSACTIONS:
  Purchases..............    4,120,230        --
  Net transfers..........   (2,500,521)       --
  Surrenders for benefit
   payments and fees.....      (28,583)       --
  Loan withdrawals.......     (705,994)       --
  Cost of insurance......      (13,832)       --
                            ----------          ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      871,300        --
                            ----------          ------
  Total increase
   (decrease) in net
   assets................      933,278              45
NET ASSETS:
  Beginning of period....      796,437           1,042
                            ----------          ------
  End of period..........   $1,729,715          $1,087
                            ==========          ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 28
              ----------------------------------------------------

                            BALANCED                  DIVIDEND    VALUE-ADDED                 AMERICAN       GLOBAL     DEVELOPING
                             GROWTH      UTILITIES     GROWTH       MARKET       GROWTH     OPPORTUNITIES    EQUITY       GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT*   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -----------  -----------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $  8,122     $  4,661    $   55,367    $  4,329     $      9     $    4,261     $  2,417     $    108
  Capital gains income...     29,269        2,276       260,547      14,979       12,458        122,775       --           --
  Net realized gain
   (loss) on security
   transactions..........        961          597         7,056       1,058        1,433         12,138           (9)      10,634
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (28,404)     126,977      (299,961)     22,445       42,230        613,973      215,470      130,695
                            --------     --------    ----------    --------     --------     ----------     --------     --------
  Net increase in net
   assets resulting from
   operations............      9,948      134,511        23,009      42,811       56,130        753,147      217,878      141,437
                            --------     --------    ----------    --------     --------     ----------     --------     --------
UNIT TRANSACTIONS:
  Purchases..............     --           --            --          --           --            --            --           --
  Net transfers..........     42,689      272,250       448,984     103,577       35,318        754,331      129,076       17,691
  Surrenders for benefit
   payments and fees.....     (3,655)      (5,087)     (112,852)    (33,015)      (9,766)       (28,694)     (28,550)     (37,343)
  Loan withdrawals.......    (21,216)      (1,292)      (37,255)     (1,188)          (1)       (26,398)        (826)      --
  Cost of insurance......     (4,482)      (5,973)      (50,992)     (7,050)      (2,527)       (22,090)     (10,672)      (3,031)
                            --------     --------    ----------    --------     --------     ----------     --------     --------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     13,336      259,898       247,885      62,324       23,024        677,149       89,028      (22,683)
                            --------     --------    ----------    --------     --------     ----------     --------     --------
  Total (decrease)
   increase in net
   assets................     23,284      394,409       270,894     105,135       79,154      1,430,296      306,906      118,754
NET ASSETS:
  Beginning of period....    269,324      112,359     2,877,882     342,511      123,082      1,080,330      593,036      159,625
                            --------     --------    ----------    --------     --------     ----------     --------     --------
  End of period..........   $292,608     $506,768    $3,148,776    $447,646     $202,236     $2,510,626     $899,942     $278,379
                            ========     ========    ==========    ========     ========     ==========     ========     ========

                            BALANCED                  DIVIDEND    VALUE-ADDED                 AMERICAN       GLOBAL     DEVELOPING
                             GROWTH      UTILITIES     GROWTH       MARKET       GROWTH     OPPORTUNITIES    EQUITY       GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT*   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -----------  -----------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $  5,437     $    759    $   44,248    $  2,839     $ --         $    5,939     $  8,325     $    538
  Capital gains income...      4,004          337       100,866       3,121        4,218         72,714        2,380          428
  Net realized gain
   (loss) on security
   transactions..........        135           36        11,571          57         (855)          (392)     (10,224)      (8,135)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     20,528        9,408       254,099      22,097       11,029        151,290       68,384        9,871
                            --------     --------    ----------    --------     --------     ----------     --------     --------
  Net increase in net
   assets resulting from
   operations............     30,104       10,540       410,784      28,114       14,392        229,551       68,865        2,702
                            --------     --------    ----------    --------     --------     ----------     --------     --------
UNIT TRANSACTIONS:
  Purchases..............     --           --            --          --           --            --            --           --
  Net transfers..........     80,467       96,911     1,259,474     189,519       29,229        289,585      215,976       38,891
  Surrenders for benefit
   payments and fees.....     (3,478)        (617)     (186,767)     (4,266)     (39,946)      (113,881)    (195,324)     (89,310)
  Loan withdrawals.......     (1,939)        (883)     (168,807)       (533)        (504)          (836)      (1,413)         (13)
  Cost of insurance......     (1,457)        (279)      (19,772)     (1,660)        (959)        (5,820)      (4,229)      (1,611)
                            --------     --------    ----------    --------     --------     ----------     --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     73,593       95,132       884,128     183,060      (12,180)       169,048       15,010      (52,043)
                            --------     --------    ----------    --------     --------     ----------     --------     --------
  Total increase
   (decrease) in net
   assets................    103,697      105,672     1,294,912     211,174        2,212        398,599       83,875      (49,341)
NET ASSETS:
  Beginning of period....    165,627        6,687     1,582,970     131,337      120,870        681,731      509,161      208,966
                            --------     --------    ----------    --------     --------     ----------     --------     --------
  End of period..........   $269,324     $112,359    $2,877,882    $342,511     $123,082     $1,080,330     $593,036     $159,625
                            ========     ========    ==========    ========     ========     ==========     ========     ========

            ---------------------------------------------------- 29
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                            EMERGING    DIVERSIFIED
                             MARKETS      INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................    $    69     $ 38,498
  Capital gains income...     --           --
  Net realized gain
   (loss) on security
   transactions..........        440          (66)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     25,757      (47,039)
                             -------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     26,266       (8,607)
                             -------     --------
UNIT TRANSACTIONS:
  Purchases..............     --           --
  Net transfers..........     21,042      120,871
  Surrenders for benefit
   payments and fees.....     (2,378)      (5,042)
  Loan withdrawals.......     --             (930)
  Cost of insurance......       (575)      (7,483)
                             -------     --------
  Net increase in net
   assets resulting from
   unit transactions.....     18,089      107,416
                             -------     --------
  Total increase in net
   assets................     44,355       98,809
NET ASSETS:
  Beginning of period....     21,444      445,232
                             -------     --------
  End of period..........    $65,799     $544,041
                             =======     ========

 **  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            EMERGING    DIVERSIFIED
                             MARKETS      INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................    $   417     $ 36,443
  Capital gains income...         93          659
  Net realized (loss)
   gain on security
   transactions..........     (3,076)      (3,330)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (9,164)     (14,655)
                             -------     --------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (11,730)      19,117
                             -------     --------
UNIT TRANSACTIONS:
  Purchases..............     --           --
  Net transfers..........      7,343      102,041
  Surrenders for benefit
   payments and fees.....    (10,978)    (126,211)
  Loan withdrawals.......     --           (1,348)
  Cost of insurance......       (204)      (3,354)
                             -------     --------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     (3,839)     (28,872)
                             -------     --------
  Total (decrease)
   increase in net
   assets................    (15,569)      (9,755)
NET ASSETS:
  Beginning of period....     37,013      454,987
                             -------     --------
  End of period..........    $21,444     $445,232
                             =======     ========

* From inception, April 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 30
              ----------------------------------------------------

                              MID-CAP                     MID-CAP       EMERGING
                              EQUITY      HIGH YIELD       VALUE      MARKETS DEBT  STRATEGIC STOCK  ENTERPRISE
                           SUB-ACCOUNT**  SUB-ACCOUNT  SUB-ACCOUNT**  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------  -------------  ------------  ---------------  -----------
OPERATIONS:
  Net investment
   income................    $  1,210       $ 4,014       $    51       $ 2,330         $   10        $     32
  Capital gains income...      --            --             3,632        --                  3             752
  Net realized gain
   (loss) on security
   transactions..........       4,027            40            92            19            (94)             37
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     192,212          (804)           (6)            5           (448)         17,143
                             --------       -------       -------       -------         ------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     197,449         3,250         3,769         2,354           (529)         17,964
                             --------       -------       -------       -------         ------        --------
UNIT TRANSACTIONS:
  Purchases..............      --            --            --            --             --              --
  Net transfers..........      80,849        15,593        30,133        16,500          7,015         114,693
  Surrenders for benefit
   payments and fees.....     (36,778)       (5,148)       (1,287)         (896)        (1,037)         (2,134)
  Loan withdrawals.......      --            --            --            --             --                (845)
  Cost of insurance......      (3,876)         (680)         (156)          (46)           (31)         (1,708)
                             --------       -------       -------       -------         ------        --------
  Net increase in net
   assets resulting from
   unit transactions.....      40,195         9,765        28,690        15,558          5,947         110,006
                             --------       -------       -------       -------         ------        --------
  Total increase in net
   assets................     237,644        13,015        32,459        17,912          5,418         127,970
NET ASSETS:
  Beginning of period....     202,347        38,722         1,006           679          1,033          10,252
                             --------       -------       -------       -------         ------        --------
  End of period..........    $439,991       $51,737       $33,465       $18,591         $6,451        $138,222
                             ========       =======       =======       =======         ======        ========

                              MID-CAP                     MID-CAP       EMERGING
                              EQUITY       HIGH YIELD      VALUE      MARKETS DEBT  STRATEGIC STOCK   ENTERPRISE
                           SUB-ACCOUNT**  SUB-ACCOUNT*  SUB-ACCOUNT*  SUB-ACCOUNT*   SUB-ACCOUNT*    SUB-ACCOUNT*
                           -------------  ------------  ------------  ------------  ---------------  ------------
OPERATIONS:
  Net investment
   income................    $  1,252       $ 2,177       $     2       $    81         $--            $ --
  Capital gains income...       1,772           358            29        --             --               --
  Net realized (loss)
   gain on security
   transactions..........      (6,378)       --            --            --             --                    1
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       8,297          (818)          (26)         (402)            33            1,796
                             --------       -------       -------       -------         ------         --------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       4,943         1,717             5          (321)            33            1,797
                             --------       -------       -------       -------         ------         --------
UNIT TRANSACTIONS:
  Purchases..............      --             1,000         1,001         1,000          1,000            1,000
  Net transfers..........     147,383        36,207        --            --             --                7,500
  Surrenders for benefit
   payments and fees.....     (82,257)         (146)       --            --             --                  (43)
  Loan withdrawals.......        (448)       --            --            --             --               --
  Cost of insurance......      (1,305)          (56)       --            --             --                   (2)
                             --------       -------       -------       -------         ------         --------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........      63,373        37,005         1,001         1,000          1,000            8,455
                             --------       -------       -------       -------         ------         --------
  Total (decrease)
   increase in net
   assets................      68,316        38,722         1,006           679          1,033           10,252
NET ASSETS:
  Beginning of period....     134,031        --            --            --             --               --
                             --------       -------       -------       -------         ------         --------
  End of period..........    $202,347       $38,722       $ 1,006       $   679         $1,033         $ 10,252
                             ========       =======       =======       =======         ======         ========

* From inception, April 1, 1998, to December 31, 1998.

            ---------------------------------------------------- 31
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in various mutual funds (the Funds) as directed by the policyowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Morgan Stanley Dean Witter Select Dimensions Investment Series, the Morgan Stanley Dean Witter Universal Funds, Inc. and Van Kampen Life Investment Trust are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE CHARGE--In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

   b) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable life policies, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable policyowner accounts, in accordance with the terms of the policies. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) TAX EXPENSE CHARGE--The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

______________________________________ 32 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Five (Money Market, North American Government Securities, Balanced Growth, Utilities, Dividend Growth, Value-Added Market, Growth, American Opportunities, Global Equity, Developing Growth, Emerging Markets, Diversified Income, Mid-Cap Equity, High Yield, Mid-Cap Value, Emerging Markets Debt, Strategic Stock, and Enterprise sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

______________________________________ 33 ______________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1999

                                                           NORTH AMERICAN
                                               MONEY         GOVERNMENT
                                              MARKET         SECURITIES
                                            SUB-ACCOUNT     SUB-ACCOUNT
                                            -----------    --------------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Money Market Portfolio
      Shares 10,834,994
      Cost $10,834,994
      Market Value......................    $10,834,994        --
    North American Government Securities
     Portfolio
      Shares 86,378
      Cost $872,727
      Market Value......................        --            $866,373
    Balanced Growth Portfolio
      Shares 1,015,741
      Cost $14,863,445
      Market Value......................        --             --
    Utilities Portfolio
      Shares 462,270
      Cost $7,714,454
      Market Value......................        --             --
    Dividend Growth Portfolio
      Shares 3,918,333
      Cost $71,722,742
      Market Value......................        --             --
    Value-Added Market Portfolio
      Shares 1,381,279
      Cost $21,243,860
      Market Value......................        --             --
    Growth Portfolio
      Shares 699,117
      Cost $12,317,177
      Market Value......................        --             --
    American Opportunities Portfolio
      Shares 2,469,114
      Cost $49,283,138
      Market Value......................        --             --
    Global Equity Portfolio
      Shares 1,066,162
      Cost $13,446,082
      Market Value......................        --             --
  Due from Hartford Life Insurance
   Company..............................       194,186         --
  Receivable for fund shares sold.......        --                  33
                                            -----------       --------
  Total Assets..........................    11,029,180         866,406
                                            -----------       --------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................        --               9,272
  Payable for fund shares purchased.....        --             --
                                            -----------       --------
  Total Liabilities.....................        --               9,272
                                            -----------       --------
  Net Assets (variable annuity contract
   liabilities).........................    $11,029,180       $857,134
                                            ===========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 34
              ----------------------------------------------------

                                          BALANCED                    DIVIDEND     VALUE-ADDED                   AMERICAN
                                           GROWTH       UTILITIES      GROWTH        MARKET        GROWTH      OPPORTUNITIES
                                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                         -----------   -----------   -----------   -----------   -----------   -------------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Money Market Portfolio
      Shares 10,834,994
      Cost $10,834,994
      Market Value......................     --            --            --            --            --             --
    North American Government Securities
     Portfolio
      Shares 86,378
      Cost $872,727
      Market Value......................     --            --            --            --            --             --
    Balanced Growth Portfolio
      Shares 1,015,741
      Cost $14,863,445
      Market Value...................... $14,860,285       --            --            --            --             --
    Utilities Portfolio
      Shares 462,270
      Cost $7,714,454
      Market Value......................     --        $12,134,575       --            --            --             --
    Dividend Growth Portfolio
      Shares 3,918,333
      Cost $71,722,742
      Market Value......................     --            --        $78,053,202       --            --             --
    Value-Added Market Portfolio
      Shares 1,381,279
      Cost $21,243,860
      Market Value......................     --            --            --        $28,371,479       --             --
    Growth Portfolio
      Shares 699,117
      Cost $12,317,177
      Market Value......................     --            --            --            --        $16,268,448        --
    American Opportunities Portfolio
      Shares 2,469,114
      Cost $49,283,138
      Market Value......................     --            --            --            --            --         $80,493,126
    Global Equity Portfolio
      Shares 1,066,162
      Cost $13,446,082
      Market Value......................     --            --            --            --            --             --
  Due from Hartford Life Insurance
   Company..............................      1,289        34,817       215,046        34,589        35,476          79,433
  Receivable for fund shares sold.......     --            --            --            --            --             --
                                         -----------   -----------   -----------   -----------   -----------    -----------
  Total Assets.......................... 14,861,574    12,169,392    78,268,248    28,406,068    16,303,924      80,572,559
                                         -----------   -----------   -----------   -----------   -----------    -----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................     --            --            --            --            --             --
  Payable for fund shares purchased.....      1,720        16,639        33,617        22,518        35,758          77,291
                                         -----------   -----------   -----------   -----------   -----------    -----------
  Total Liabilities.....................      1,720        16,639        33,617        22,518        35,758          77,291
                                         -----------   -----------   -----------   -----------   -----------    -----------
  Net Assets (variable annuity contract
   liabilities)......................... $14,859,854   $12,152,753   $78,234,631   $28,383,550   $16,268,166    $80,495,268
                                         ===========   ===========   ===========   ===========   ===========    ===========

                                            GLOBAL
                                            EQUITY
                                          SUB-ACCOUNT
                                          -----------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Money Market Portfolio
      Shares 10,834,994
      Cost $10,834,994
      Market Value......................      --
    North American Government Securities
     Portfolio
      Shares 86,378
      Cost $872,727
      Market Value......................      --
    Balanced Growth Portfolio
      Shares 1,015,741
      Cost $14,863,445
      Market Value......................      --
    Utilities Portfolio
      Shares 462,270
      Cost $7,714,454
      Market Value......................      --
    Dividend Growth Portfolio
      Shares 3,918,333
      Cost $71,722,742
      Market Value......................      --
    Value-Added Market Portfolio
      Shares 1,381,279
      Cost $21,243,860
      Market Value......................      --
    Growth Portfolio
      Shares 699,117
      Cost $12,317,177
      Market Value......................      --
    American Opportunities Portfolio
      Shares 2,469,114
      Cost $49,283,138
      Market Value......................      --
    Global Equity Portfolio
      Shares 1,066,162
      Cost $13,446,082
      Market Value......................  $20,928,768
  Due from Hartford Life Insurance
   Company..............................        7,900
  Receivable for fund shares sold.......      --
                                          -----------
  Total Assets..........................   20,936,668
                                          -----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................      --
  Payable for fund shares purchased.....        7,096
                                          -----------
  Total Liabilities.....................        7,096
                                          -----------
  Net Assets (variable annuity contract
   liabilities).........................  $20,929,572
                                          ===========

            ---------------------------------------------------- 35
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                            DEVELOPING      EMERGING      DIVERSIFIED      MID-CAP
                                              GROWTH         MARKETS        INCOME         EQUITY
                                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                            -----------    -----------    -----------    -----------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Developing Growth Portfolio
      Shares 334,662
      Cost $5,730,184
      Market Value......................    $13,399,857        --             --             --
    Emerging Markets Portfolio
      Shares 125,354
      Cost $1,330,305
      Market Value......................        --         $1,816,378         --             --
    Diversified Income Portfolio
      Shares 884,227
      Cost $8,985,666
      Market Value......................        --             --         $7,922,677         --
    Mid-Cap Equity Portfolio
      Shares 652,739
      Cost $9,835,592
      Market Value......................        --             --             --         $14,791,067
  Investments in Van Kampen Life
   Investment Trust:
    Strategic Stock Portfolio
      Shares 104,284
      Cost $1,227,614
      Market Value......................        --             --             --             --
    Enterprise Portfolio
      Shares 81,999
      Cost $1,835,396
      Market Value......................        --             --             --             --
  Investments in the Morgan Stanley Dean
   Witter Universal Funds Inc.:
    High Yield Portfolio
      Shares 95,293
      Cost $1,019,591
      Market Value......................        --             --             --             --
    Mid-Cap Value Portfolio
      Shares 52,228
      Cost $750,722
      Market Value......................        --             --             --             --
    Emerging Markets Debt Portfolio
      Shares 10,771
      Cost $76,489
      Market Value......................        --             --             --             --
    Emerging Markets Equity Portfolio
      Shares 8,105
      Cost $88,782
      Market Value......................        --             --             --             --
    Active International Allocation
     Portfolio
      Shares 1,199
      Cost $12,998
      Market Value......................        --             --             --             --
    Fixed Income Portfolio
      Shares 4,701
      Cost $48,709
      Market Value......................        --             --             --             --
  Due from Hartford Life Insurance
   Company..............................         4,632         --             19,088          51,285
  Receivable for fund shares sold.......        --                 70         --             --
                                            -----------    ----------     ----------     -----------
  Total Assets..........................    13,404,489      1,816,448      7,941,765      14,842,352
                                            -----------    ----------     ----------     -----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................        --                552         --             --
  Payable for fund shares purchased.....         4,202         --             18,693          51,095
                                            -----------    ----------     ----------     -----------
  Total Liabilities.....................         4,202            552         18,693          51,095
                                            -----------    ----------     ----------     -----------
  Net Assets (variable annuity contract
   liabilities).........................    $13,400,287    $1,815,896     $7,923,072     $14,791,257
                                            ===========    ==========     ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 36
              ----------------------------------------------------

                                                                                                                     EMERGING
                                                                                         MID-CAP       EMERGING       MARKETS
                                         STRATEGIC STOCK   ENTERPRISE    HIGH YIELD       VALUE      MARKETS DEBT     EQUITY
                                           SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                         ---------------   -----------   -----------   -----------   ------------   -----------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Developing Growth Portfolio
      Shares 334,662
      Cost $5,730,184
      Market Value......................      --               --           --            --             --            --
    Emerging Markets Portfolio
      Shares 125,354
      Cost $1,330,305
      Market Value......................      --               --           --            --             --            --
    Diversified Income Portfolio
      Shares 884,227
      Cost $8,985,666
      Market Value......................      --               --           --            --             --            --
    Mid-Cap Equity Portfolio
      Shares 652,739
      Cost $9,835,592
      Market Value......................      --               --           --            --             --            --
  Investments in Van Kampen Life
   Investment Trust:
    Strategic Stock Portfolio
      Shares 104,284
      Cost $1,227,614
      Market Value......................   $1,223,252          --           --            --             --            --
    Enterprise Portfolio
      Shares 81,999
      Cost $1,835,396
      Market Value......................      --           $2,141,007       --            --             --            --
  Investments in the Morgan Stanley Dean
   Witter Universal Funds Inc.:
    High Yield Portfolio
      Shares 95,293
      Cost $1,019,591
      Market Value......................      --               --         $975,803        --             --            --
    Mid-Cap Value Portfolio
      Shares 52,228
      Cost $750,722
      Market Value......................      --               --           --          $815,807         --            --
    Emerging Markets Debt Portfolio
      Shares 10,771
      Cost $76,489
      Market Value......................      --               --           --            --            $74,425        --
    Emerging Markets Equity Portfolio
      Shares 8,105
      Cost $88,782
      Market Value......................      --               --           --            --             --          $112,198
    Active International Allocation
     Portfolio
      Shares 1,199
      Cost $12,998
      Market Value......................      --               --           --            --             --            --
    Fixed Income Portfolio
      Shares 4,701
      Cost $48,709
      Market Value......................      --               --           --            --             --            --
  Due from Hartford Life Insurance
   Company..............................        2,302          16,865       --             2,509         --             4,989
  Receivable for fund shares sold.......      --               --           --            --             --            --
                                           ----------      ----------     --------      --------        -------      --------
  Total Assets..........................    1,225,554       2,157,872      975,803       818,316         74,425       117,187
                                           ----------      ----------     --------      --------        -------      --------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................      --               --               38        --                 12        --
  Payable for fund shares purchased.....        2,300          16,864       --             2,512         --             4,994
                                           ----------      ----------     --------      --------        -------      --------
  Total Liabilities.....................        2,300          16,864           38         2,512             12         4,994
                                           ----------      ----------     --------      --------        -------      --------
  Net Assets (variable annuity contract
   liabilities).........................   $1,223,254      $2,141,008     $975,765      $815,804        $74,413      $112,193
                                           ==========      ==========     ========      ========        =======      ========

                                             ACTIVE
                                          INTERNATIONAL      FIXED
                                           ALLOCATION       INCOME
                                           SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------   -----------
ASSETS:
  Investments in the Morgan Stanley Dean
   Witter Select Dimensions Investment
   Series:
    Developing Growth Portfolio
      Shares 334,662
      Cost $5,730,184
      Market Value......................      --             --
    Emerging Markets Portfolio
      Shares 125,354
      Cost $1,330,305
      Market Value......................      --             --
    Diversified Income Portfolio
      Shares 884,227
      Cost $8,985,666
      Market Value......................      --             --
    Mid-Cap Equity Portfolio
      Shares 652,739
      Cost $9,835,592
      Market Value......................      --             --
  Investments in Van Kampen Life
   Investment Trust:
    Strategic Stock Portfolio
      Shares 104,284
      Cost $1,227,614
      Market Value......................      --             --
    Enterprise Portfolio
      Shares 81,999
      Cost $1,835,396
      Market Value......................      --             --
  Investments in the Morgan Stanley Dean
   Witter Universal Funds Inc.:
    High Yield Portfolio
      Shares 95,293
      Cost $1,019,591
      Market Value......................      --             --
    Mid-Cap Value Portfolio
      Shares 52,228
      Cost $750,722
      Market Value......................      --             --
    Emerging Markets Debt Portfolio
      Shares 10,771
      Cost $76,489
      Market Value......................      --             --
    Emerging Markets Equity Portfolio
      Shares 8,105
      Cost $88,782
      Market Value......................      --             --
    Active International Allocation
     Portfolio
      Shares 1,199
      Cost $12,998
      Market Value......................     $14,062         --
    Fixed Income Portfolio
      Shares 4,701
      Cost $48,709
      Market Value......................      --            $47,245
  Due from Hartford Life Insurance
   Company..............................      --             19,003
  Receivable for fund shares sold.......      --             --
                                             -------        -------
  Total Assets..........................      14,062         66,248
                                             -------        -------
LIABILITIES:
  Due to Hartford Life Insurance
   Company..............................           2         --
  Payable for fund shares purchased.....      --             19,003
                                             -------        -------
  Total Liabilities.....................           2         19,003
                                             -------        -------
  Net Assets (variable annuity contract
   liabilities).........................     $14,060        $47,245
                                             =======        =======

            ---------------------------------------------------- 37
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------

DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Money Market Portfolio 1.25%.....      898,360   $12.117281  $ 10,885,676
  Money Market Portfolio 1.4%......          844    12.105339        10,216
  Money Market Portfolio 1.5%......       12,768    10.439293       133,288
  North American Government
   Securities Portfolio 1.25%......       71,360    11.870066       847,053
  North American Government
   Securities Portfolio 1.4%.......          850    11.858359        10,081
  Balanced Growth Portfolio
   1.25%...........................      813,545    18.230000    14,830,927
  Balanced Growth Portfolio 1.4%...          512    18.211833         9,333
  Balanced Growth Portfolio 1.5%...        1,781    10.999656        19,594
  Utilities Portfolio 1.25%........      420,088    28.898536    12,139,931
  Utilities Portfolio 1.4%.........          444    28.869918        12,822
  Dividend Growth Portfolio
   1.25%...........................    3,173,799    24.630777    78,173,127
  Dividend Growth Portfolio 1.5%...        5,721    10.750975        61,504
  Value-Added Market Portfolio
   1.25%...........................    1,282,502    21.944514    28,143,875
  Value-Added Market Portfolio
   1.5%............................          442    11.871109         5,249
  Growth Portfolio 1.25%...........      638,375    25.416166    16,225,039
  Growth Portfolio 1.4%............          492    25.390936        12,486
  Growth Portfolio 1.5%............        2,068    14.820183        30,641
  American Opportunities Portfolio
   1.25%...........................    2,034,217    39.531891    80,416,445
  American Opportunities Portfolio
   1.5%............................        4,609    17.103552        78,823
  Global Equity Portfolio 1.25%....    1,056,399    19.732589    20,845,479
  Global Equity Portfolio 1.4%.....          618    19.713070        12,185
  Global Equity Portfolio 1.5%.....        5,203    13.820388        71,908
  Developing Growth Portfolio
   1.25%...........................      345,453    38.573629    13,325,390
  Developing Growth Portfolio
   1.4%............................          454    38.535362        17,499
  Developing Growth Portfolio
   1.5%............................        2,790    20.576241        57,398
  Emerging Markets Portfolio
   1.25%...........................      124,693    14.444234     1,801,096
  Emerging Markets Portfolio
   1.4%............................        1,026    14.429938        14,800
  Diversified Income Portfolio
   1.25%...........................      645,224    12.174809     7,855,479
  Diversified Income Portfolio
   1.4%............................          799    12.162658         9,721
  Diversified Income Portfolio
   1.5%............................        6,006    9.6353060        57,872
  Mid-Cap Equity Portfolio 1.25%...      654,210    22.567847    14,764,106
  Mid-Cap Equity Portfolio 1.4%....          747    22.545394        16,834
  Mid-Cap Equity Portfolio 1.5%....          520    19.825174        10,317
  Strategic Stock Portfolio
   1.25%...........................      120,348    10.093336     1,214,717
  Strategic Stock Portfolio 1.4%...          847    10.083303         8,537
  Enterprise Portfolio 1.25%.......      161,076    13.219240     2,129,303
  Enterprise Portfolio 1.4%........          886    13.206158        11,705
  High Yield Portfolio 1.25%.......       89,967    10.554381       949,541
  High Yield Portfolio 1.4%........          951    10.543954        10,029
  High Yield Portfolio 1.5%........        1,538    10.531861        16,195
  Mid-Cap Value Portfolio 1.25%....       67,052    11.977275       803,096
  Mid-Cap Value Portfolio 1.4%.....          935    11.965487        11,191
  Mid-Cap Value Portfolio 1.5%.....          115    13.235353         1,517
  Emerging Markets Debt Portfolio
   1.25%...........................        7,335     8.615091        63,188
  Emerging Markets Debt Portfolio
   1.4%............................        1,304     8.606516        11,225
  Emerging Markets Equity Portfolio
   1.25%...........................        7,681    14.353528       110,254
  Emerging Markets Equity Portfolio
   1.4%............................          100    14.346777         1,435

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 38
              ----------------------------------------------------

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
  Emerging Markets Equity Portfolio
   1.5%............................           35   $14.342270  $        504
  Active International Allocation
   Portfolio 1.25%.................        1,100    11.718265        12,889
  Active International Allocation
   Portfolio 1.4%..................          100    11.713372         1,171
  Fixed Income Portfolio 1.25%.....        4,594    10.065310        46,239
  Fixed Income Portfolio 1.4%......          100    10.060554         1,006
                                                               ------------
  SUB-TOTAL........................                             306,309,936
                                                               ------------

ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Value Added Market Portfolio.....       10,683    21.944514       234,426
                                                               ------------
  SUB-TOTAL........................                                 234,426
                                                               ------------
GRAND TOTAL:.......................                            $306,544,362
                                                               ============

            ---------------------------------------------------- 39
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
INVESTMENT INCOME:
  Dividends..............   $ 453,480       $ 37,573
EXPENSES:
  Mortality and expense
   undertakings..........    (121,885)       (10,397)
                            ---------       --------
    Net investment income
     (loss)..............     331,595         27,176
                            ---------       --------
CAPITAL GAINS INCOME.....      --            --
                            ---------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                 10
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --             (9,535)
                            ---------       --------
    Net gain (loss) on
     investments.........      --             (9,525)
                            ---------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 331,595       $ 17,651
                            =========       ========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 40
              ----------------------------------------------------

                             BALANCED                   DIVIDEND    VALUE-ADDED                 AMERICAN       GLOBAL
                              GROWTH       UTILITIES     GROWTH       MARKET       GROWTH     OPPORTUNITIES    EQUITY
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT*   SUB-ACCOUNT
                           -------------  -----------  -----------  -----------  -----------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............   $   422,153   $  130,397   $ 1,535,011  $  303,667   $      409    $   167,998   $   61,943
EXPENSES:
  Mortality and expense
   undertakings..........      (173,579)    (102,674)   (1,046,636)   (345,779)    (115,581)      (651,253)    (210,399)
                            -----------   ----------   -----------  ----------   ----------    -----------   ----------
    Net investment income
     (loss)..............       248,574       27,723       488,375     (42,112)    (115,172)      (483,255)    (148,456)
                            -----------   ----------   -----------  ----------   ----------    -----------   ----------
CAPITAL GAINS INCOME.....     1,553,466       56,259     7,395,476     977,166      672,780      4,737,700       --
                            -----------   ----------   -----------  ----------   ----------    -----------   ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (3,262)       5,342      (480,235)    147,338       14,773         50,287       56,665
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,541,041)   3,157,171    (8,423,738)  1,690,184    2,912,991     21,722,063    5,133,613
                            -----------   ----------   -----------  ----------   ----------    -----------   ----------
    Net gain (loss) on
     investments.........    (1,544,303)   3,162,513    (8,903,973)  1,837,522    2,927,764     21,772,350    5,190,278
                            -----------   ----------   -----------  ----------   ----------    -----------   ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $   257,737   $3,246,495   $(1,020,122) $2,772,576   $3,485,372    $26,026,795   $5,041,822
                            ===========   ==========   ===========  ==========   ==========    ===========   ==========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

            ---------------------------------------------------- 41
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                           DEVELOPING    EMERGING    DIVERSIFIED      MID-CAP
                             GROWTH       MARKETS       INCOME         EQUITY
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT***
                           -----------  -----------  ------------  --------------
INVESTMENT INCOME:
  Dividends..............  $    4,411    $  2,473    $   845,355     $   18,309
EXPENSES:
  Mortality and expense
   undertakings..........    (100,942)    (16,864)      (123,142)       (57,238)
                           ----------    --------    -----------     ----------
    Net investment (loss)
     income..............     (96,531)    (14,391)       722,213        (38,929)
                           ----------    --------    -----------     ----------
CAPITAL GAINS INCOME.....      --          --            --             --
                           ----------    --------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      62,233     (21,948)      (307,806)        38,623
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   6,141,966     877,750       (731,936)     4,731,989
                           ----------    --------    -----------     ----------
    Net gain (loss) on
     investments.........   6,204,199     855,802     (1,039,742)     4,770,612
                           ----------    --------    -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $6,107,668    $841,411    $  (317,529)    $4,731,683
                           ==========    ========    ===========     ==========

  *  From inception, September 7, 1999, to December 31, 1999.
 **  From inception, September 20, 1999, to December 31, 1999.
***  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 42
              ----------------------------------------------------

                                                                                                                      ACTIVE
                                                                        MID-CAP      EMERGING    EMERGING MARKETS  INTERNATIONAL
                           STRATEGIC STOCK  ENTERPRISE   HIGH YIELD      VALUE     MARKETS DEBT       EQUITY        ALLOCATION
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT*    SUB-ACCOUNT**
                           ---------------  -----------  -----------  -----------  ------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............     $  7,539       $  1,033     $ 72,135     $  1,154      $ 7,432         $--              $   32
EXPENSES:
  Mortality and expense
   undertakings..........      (11,779)       (10,732)      (8,761)      (7,134)        (494)           (197)            (20)
                              --------       --------     --------     --------      -------         -------          ------
    Net investment (loss)
     income..............       (4,240)        (9,699)      63,374       (5,980)       6,938            (197)             12
                              --------       --------     --------     --------      -------         -------          ------
CAPITAL GAINS INCOME.....        1,974         24,329       --           90,470       --             --               --
                              --------       --------     --------     --------      -------         -------          ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        4,505          1,734          514        1,429          710               1          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (42,314)       296,782      (28,866)      34,523        2,962          23,416           1,064
                              --------       --------     --------     --------      -------         -------          ------
    Net gain (loss) on
     investments.........      (37,809)       298,516      (28,352)      35,952        3,672          23,417           1,064
                              --------       --------     --------     --------      -------         -------          ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(40,075)      $313,146     $ 35,022     $120,442      $10,610         $23,220          $1,076
                              ========       ========     ========     ========      =======         =======          ======


                           FIXED INCOME
                           SUB-ACCOUNT*
                           ------------
INVESTMENT INCOME:
  Dividends..............    $ 1,263
EXPENSES:
  Mortality and expense
   undertakings..........        (39)
                             -------
    Net investment (loss)
     income..............      1,224
                             -------
CAPITAL GAINS INCOME.....     --
                             -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,464)
                             -------
    Net gain (loss) on
     investments.........     (1,464)
                             -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  (240)
                             =======

  *  From inception, September 7, 1999, to December 31, 1999.
 **  From inception, September 20, 1999, to December 31, 1999.
***  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

            ---------------------------------------------------- 43
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                        NORTH AMERICAN
                              MONEY       GOVERNMENT
                             MARKET       SECURITIES
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $   331,595     $ 27,176
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........      --                10
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (9,535)
                           -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      331,595       17,651
                           -----------     --------
UNIT TRANSACTIONS:
  Purchases..............      961,634      118,516
  Net transfers..........    2,133,467      (88,334)
  Surrenders for benefit
   payments and fees.....   (2,078,551)     (33,876)
  Net annuity
   transactions..........      --           --
                           -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,016,550       (3,694)
                           -----------     --------
  Total increase
   (decrease) in net
   assets................    1,348,145       13,957
NET ASSETS:
  Beginning of period....    9,681,035      843,177
                           -----------     --------
  End of period..........  $11,029,180     $857,134
                           ===========     ========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                        NORTH AMERICAN
                              MONEY       GOVERNMENT
                             MARKET       SECURITIES
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $   284,732     $ 16,349
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........      --               (53)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --            (1,035)
                           -----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      284,732       15,261
                           -----------     --------
UNIT TRANSACTIONS:
  Purchases..............    2,269,367      193,291
  Net transfers..........     (103,876)     228,171
  Surrenders for benefit
   payments and fees.....   (1,077,714)      (4,597)
  Net annuity
   transactions..........      --           --
                           -----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,087,777      416,865
                           -----------     --------
  Total increase
   (decrease) in net
   assets................    1,372,509      432,126
NET ASSETS:
  Beginning of period....    8,308,526      411,051
                           -----------     --------
  End of period..........  $ 9,681,035     $843,177
                           ===========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 44
              ----------------------------------------------------

                             BALANCED                      DIVIDEND      VALUE-ADDED                    AMERICAN       GLOBAL
                              GROWTH        UTILITIES       GROWTH         MARKET         GROWTH      OPPORTUNITIES    EQUITY
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $   248,574    $    27,723    $   488,375    $   (42,112)   $  (115,172)   $  (483,255)  $  (148,456)
  Capital gains income...     1,553,466         56,259      7,395,476        977,166        672,780      4,737,700       --
  Net realized gain
   (loss) on security
   transactions..........        (3,262)         5,342       (480,235)       147,338         14,773         50,287        56,665
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,541,041)     3,157,171     (8,423,738)     1,690,184      2,912,991     21,722,063     5,133,613
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       257,737      3,246,495     (1,020,122)     2,772,576      3,485,372     26,026,795     5,041,822
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     1,091,899        952,747      6,247,531      1,214,225      1,471,933      6,686,946       906,595
  Net transfers..........     1,937,530      2,307,769       (843,289)    (1,516,592)     6,172,061     12,687,722       125,377
  Surrenders for benefit
   payments and fees.....    (1,044,321)      (497,161)    (4,356,589)    (1,148,148)      (432,263)    (2,669,417)     (929,440)
  Net annuity
   transactions..........       --             --             --             (85,175)       --             --            --
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,985,108      2,763,355      1,047,653     (1,535,690)     7,211,731     16,705,251       102,532
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
  Total increase
   (decrease) in net
   assets................     2,242,845      6,009,850         27,531      1,236,886     10,697,103     42,732,046     5,144,354
NET ASSETS:
  Beginning of period....    12,617,009      6,142,903     78,207,100     27,146,664      5,571,063     37,763,222    15,785,218
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
  End of period..........   $14,859,854    $12,152,753    $78,234,631    $28,383,550    $16,268,166    $80,495,268   $20,929,572
                            ===========    ===========    ===========    ===========    ===========    ===========   ===========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

                             BALANCED                      DIVIDEND      VALUE-ADDED                    AMERICAN       GLOBAL
                              GROWTH        UTILITIES       GROWTH         MARKET         GROWTH      OPPORTUNITIES    EQUITY
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $   122,516    $    27,361    $   302,194    $   (50,454)   $   (61,332)   $  (197,687)  $   (13,504)
  Capital gains income...       182,182         40,060      2,757,300        348,777        117,693      2,346,274        51,144
  Net realized gain
   (loss) on security
   transactions..........          (246)         2,661        (39,000)         1,753           (176)       (25,094)      (35,419)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       757,197        764,558      7,466,831      2,080,349        465,996      5,191,767     1,627,845
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,061,649        834,640     10,487,325      2,380,425        522,181      7,315,260     1,630,066
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     2,390,416      1,685,047      9,969,087      3,221,008        853,950      6,155,199     1,794,138
  Net transfers..........     3,698,381      1,330,554      8,540,385      1,399,020        760,745      4,983,345       764,415
  Surrenders for benefit
   payments and fees.....      (379,911)      (179,107)    (3,044,996)      (495,307)      (123,045)    (1,080,611)     (496,235)
  Net annuity
   transactions..........       --             --             --             (79,558)       --             --            --
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,708,886      2,836,494     15,464,476      4,045,163      1,491,650     10,057,933     2,062,318
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
  Total increase
   (decrease) in net
   assets................     6,770,535      3,671,134     25,951,801      6,425,588      2,013,831     17,373,193     3,692,384
NET ASSETS:
  Beginning of period....     5,846,474      2,471,769     52,255,299     20,721,076      3,557,232     20,390,029    12,092,834
                            -----------    -----------    -----------    -----------    -----------    -----------   -----------
  End of period..........   $12,617,009    $ 6,142,903    $78,207,100    $27,146,664    $ 5,571,063    $37,763,222   $15,785,218
                            ===========    ===========    ===========    ===========    ===========    ===========   ===========

            ---------------------------------------------------- 45
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                            DEVELOPING      EMERGING      DIVERSIFIED        MID-CAP
                                              GROWTH         MARKETS        INCOME           EQUITY
                                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT****
                                            -----------    -----------    -----------    ---------------
OPERATIONS:
  Net investment income (loss)..........    $   (96,531)   $  (14,391)    $   722,213      $   (38,929)
  Capital gains income..................        --             --             --              --
  Net realized gain (loss) on security
   transactions.........................         62,233       (21,948)       (307,806)          38,623
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................      6,141,966       877,750        (731,936)       4,731,989
                                            -----------    ----------     -----------      -----------
  Net increase (decrease) in net assets
   resulting from operations............      6,107,668       841,411        (317,529)       4,731,683
                                            -----------    ----------     -----------      -----------
UNIT TRANSACTIONS:
  Purchases.............................        429,979        60,700         474,843          631,223
  Net transfers.........................        297,879      (124,138)     (4,195,328)       6,606,745
  Surrenders for benefit payments and
   fees.................................       (363,226)     (127,471)       (747,492)        (307,651)
  Net annuity transactions..............        --             --             --              --
                                            -----------    ----------     -----------      -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....        364,632      (190,909)     (4,467,977)       6,930,317
                                            -----------    ----------     -----------      -----------
  Total increase (decrease) in net
   assets...............................      6,472,300       650,502      (4,785,506)      11,662,000
NET ASSETS:
  Beginning of period...................      6,927,987     1,165,394      12,708,578        3,129,257
                                            -----------    ----------     -----------      -----------
  End of period.........................    $13,400,287    $1,815,896     $ 7,923,072      $14,791,257
                                            ===========    ==========     ===========      ===========

 **  From inception, September 7, 1999, to December 31, 1999.
***  From inception, September 20, 1999, to December 31, 1999.
**** Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                             DEVELOPING       EMERGING      DIVERSIFIED         MID-CAP
                                               GROWTH         MARKETS          INCOME           EQUITY
                                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT****
                                            ------------    ------------    ------------    ---------------
OPERATIONS:
  Net investment income (loss)..........    $   (78,216)    $    (2,506)    $   598,968       $   (19,069)
  Capital gains income..................          9,991           3,882          13,039            22,379
  Net realized gain (loss) on security
   transactions.........................        (50,218)        (98,895)           (542)          (12,301)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................        565,818        (425,945)       (374,577)           93,824
                                            -----------     -----------     -----------       -----------
  Net increase (decrease) in net assets
   resulting from operations............        447,375        (523,464)        236,888            84,833
                                            -----------     -----------     -----------       -----------
UNIT TRANSACTIONS:
  Purchases.............................        465,093         108,809       1,329,914           627,674
  Net transfers.........................       (500,337)       (289,983)      5,025,623           733,380
  Surrenders for benefit payments and
   fees.................................       (302,821)        (93,209)       (573,911)          (92,782)
  Net annuity transactions..............        --              --              --               --
                                            -----------     -----------     -----------       -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....       (338,065)       (274,383)      5,781,626         1,268,272
                                            -----------     -----------     -----------       -----------
  Total increase (decrease) in net
   assets...............................        109,310        (797,847)      6,018,514         1,353,105
NET ASSETS:
  Beginning of period...................      6,818,677       1,963,241       6,690,064         1,776,152
                                            -----------     -----------     -----------       -----------
  End of period.........................    $ 6,927,987     $ 1,165,394     $12,708,578       $ 3,129,257
                                            ===========     ===========     ===========       ===========

  *  From inception, April 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 46
              ----------------------------------------------------

                                                                                           MID-CAP        EMERGING
                                         STRATEGIC STOCK    ENTERPRISE     HIGH YIELD       VALUE       MARKETS DEBT
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         ---------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)..........    $   (4,240)    $    (9,699)   $    63,374    $    (5,980)      $ 6,938
  Capital gains income..................         1,974          24,329        --              90,470        --
  Net realized gain (loss) on security
   transactions.........................         4,505           1,734            514          1,429           710
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................       (42,314)        296,782        (28,866)        34,523         2,962
                                            ----------     -----------    -----------    -----------       -------
  Net increase (decrease) in net assets
   resulting from operations............       (40,075)        313,146         35,022        120,442        10,610
                                            ----------     -----------    -----------    -----------       -------
UNIT TRANSACTIONS:
  Purchases.............................       254,441         757,512        134,347        127,131        30,692
  Net transfers.........................       438,182       1,024,173        414,668        201,334        23,041
  Surrenders for benefit payments and
   fees.................................      (111,302)        (30,878)       (31,559)       (41,098)       (8,683)
  Net annuity transactions..............      --               --             --             --             --
                                            ----------     -----------    -----------    -----------       -------
  Net increase (decrease) in net assets
   resulting from unit transactions.....       581,321       1,750,807        517,456        287,367        45,050
                                            ----------     -----------    -----------    -----------       -------
  Total increase (decrease) in net
   assets...............................       541,246       2,063,953        552,478        407,809        55,660
NET ASSETS:
  Beginning of period...................       682,008          77,055        423,287        407,995        18,753
                                            ----------     -----------    -----------    -----------       -------
  End of period.........................    $1,223,254     $ 2,141,008    $   975,765    $   815,804       $74,413
                                            ==========     ===========    ===========    ===========       =======

                                            EMERGING          ACTIVE
                                             MARKETS      INTERNATIONAL        FIXED
                                             EQUITY         ALLOCATION        INCOME
                                          SUB-ACCOUNT**   SUB-ACCOUNT***   SUB-ACCOUNT**
                                          -------------   --------------   -------------
OPERATIONS:
  Net investment income (loss)..........    $     (197)      $    12         $   1,224
  Capital gains income..................       --             --               --
  Net realized gain (loss) on security
   transactions.........................             1        --               --
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................        23,416         1,064            (1,464)
                                            ----------       -------         ---------
  Net increase (decrease) in net assets
   resulting from operations............        23,220         1,076              (240)
                                            ----------       -------         ---------
UNIT TRANSACTIONS:
  Purchases.............................         7,000        12,988             2,090
  Net transfers.........................        83,321        --                45,400
  Surrenders for benefit payments and
   fees.................................        (1,348)           (4)               (5)
  Net annuity transactions..............       --             --               --
                                            ----------       -------         ---------
  Net increase (decrease) in net assets
   resulting from unit transactions.....        88,973        12,984            47,485
                                            ----------       -------         ---------
  Total increase (decrease) in net
   assets...............................       112,193        14,060            47,245
NET ASSETS:
  Beginning of period...................       --             --               --
                                            ----------       -------         ---------
  End of period.........................    $  112,193       $14,060         $  47,245
                                            ==========       =======         =========

                                                                                                    MID-CAP           EMERGING
                                         STRATEGIC STOCK       ENTERPRISE        HIGH YIELD          VALUE          MARKETS DEBT
                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*
                                         ---------------      ------------      ------------      ------------      ------------
OPERATIONS:
  Net investment income (loss)..........   $    (2,753)       $      (237)      $    15,995       $      (635)      $     1,977
  Capital gains income..................      --                  --                  3,182             8,170           --
  Net realized gain (loss) on security
   transactions.........................          (321)               820              (924)             (287)          (11,790)
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................        37,952              8,829           (14,922)           30,563            (5,026)
                                           -----------        -----------       -----------       -----------       -----------
  Net increase (decrease) in net assets
   resulting from operations............        34,878              9,412             3,331            37,811           (14,839)
                                           -----------        -----------       -----------       -----------       -----------
UNIT TRANSACTIONS:
  Purchases.............................       280,816             32,385           303,764           152,667            54,001
  Net transfers.........................       367,384             36,080           117,154           219,693           (20,302)
  Surrenders for benefit payments and
   fees.................................        (1,070)              (822)             (962)           (2,176)             (107)
  Net annuity transactions..............      --                  --                --                --                --
                                           -----------        -----------       -----------       -----------       -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....       647,130             67,643           419,956           370,184            33,592
                                           -----------        -----------       -----------       -----------       -----------
  Total increase (decrease) in net
   assets...............................       682,008             77,055           423,287           407,995            18,753
NET ASSETS:
  Beginning of period...................      --                  --                --                --                --
                                           -----------        -----------       -----------       -----------       -----------
  End of period.........................   $   682,008        $    77,055       $   423,287       $   407,995       $    18,753
                                           ===========        ===========       ===========       ===========       ===========

            ---------------------------------------------------- 47
              ----------------------------------------------------

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account Three (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds (the Funds) as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Morgan Stanley Dean Witter Select Dimensions Investment Series, the Van Kampen Life Investment Trust, and the Morgan Stanley Dean Witter Universal Funds, Inc., are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

______________________________________ 48 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three (Money Market, North American Government Securities, Balanced Growth, Utilities, Dividend Growth, Value-Added Market, Growth, American Opportunities, Global Equity, Developing Growth, Emerging Markets, Diversified Income, Mid-Cap Equity, Strategic Stock, Enterprise, High Yield, Mid-Cap Value, Emerging Markets Debt, Emerging Markets Equity, Active International Allocation, and Fixed Income sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

______________________________________ 49 ______________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1999

                                        NORTH AMERICAN
                              MONEY       GOVERNMENT
                             MARKET       SECURITIES
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------
ASSETS:
  Investments in the
   Morgan Stanley Dean
   Witter Select
   Dimensions Investment
   Series:
    Money Market
     Portfolio
      Shares 57,384
      Cost $57,384
      Market Value.......    $57,384        --
    North American
     Government
     Securities Portfolio
      Shares 112
      Cost $1,126
      Market Value.......     --            $1,124
    Balanced Growth
     Portfolio
      Shares 201
      Cost $2,835
      Market Value.......     --            --
    Utilities Portfolio
      Shares 1,337
      Cost $22,583
      Market Value.......     --            --
    Dividend Growth
     Portfolio
      Shares 5,939
      Cost $118,514
      Market Value.......     --            --
    Value-Added Market
     Portfolio
      Shares 1,198
      Cost $23,086
      Market Value.......     --            --
    Growth Portfolio
      Shares 78
      Cost $1,153
      Market Value.......     --            --
    American
     Opportunities
     Portfolio
      Shares 2,313
      Cost $48,168
      Market Value.......     --            --
    Global Equity
     Portfolio
      Shares 2,599
      Cost $37,175
      Market Value.......     --            --
    Developing Growth
     Portfolio
      Shares 1,933
      Cost $36,861
      Market Value.......     --            --
  Due from Hartford Life
   Insurance Company.....     --            --
  Receivable for fund
   shares sold...........     --            --
                             -------        ------
  Total Assets...........     57,384         1,124
                             -------        ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --            --
  Payable for fund shares
   purchased.............     --            --
                             -------        ------
  Total Liabilities......     --            --
                             -------        ------
  Net Assets (variable
   life contract
   liabilities)..........    $57,384        $1,124
                             =======        ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 50
              ----------------------------------------------------

                            BALANCED                  DIVIDEND    VALUE-ADDED                 AMERICAN       GLOBAL     DEVELOPING
                             GROWTH      UTILITIES     GROWTH       MARKET       GROWTH     OPPORTUNITIES    EQUITY       GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -----------  -----------  -------------  -----------  -----------
ASSETS:
  Investments in the
   Morgan Stanley Dean
   Witter Select
   Dimensions Investment
   Series:
    Money Market
     Portfolio
      Shares 57,384
      Cost $57,384
      Market Value.......     --           --           --           --           --            --            --           --
    North American
     Government
     Securities Portfolio
      Shares 112
      Cost $1,126
      Market Value.......     --           --           --           --           --            --            --           --
    Balanced Growth
     Portfolio
      Shares 201
      Cost $2,835
      Market Value.......    $2,935        --           --           --           --            --            --           --
    Utilities Portfolio
      Shares 1,337
      Cost $22,583
      Market Value.......     --          $35,102       --           --           --            --            --           --
    Dividend Growth
     Portfolio
      Shares 5,939
      Cost $118,514
      Market Value.......     --           --         $118,311       --           --            --            --           --
    Value-Added Market
     Portfolio
      Shares 1,198
      Cost $23,086
      Market Value.......     --           --           --          $24,606       --            --            --           --
    Growth Portfolio
      Shares 78
      Cost $1,153
      Market Value.......     --           --           --           --          $1,808         --            --           --
    American
     Opportunities
     Portfolio
      Shares 2,313
      Cost $48,168
      Market Value.......     --           --           --           --           --           $75,411        --           --
    Global Equity
     Portfolio
      Shares 2,599
      Cost $37,175
      Market Value.......     --           --           --           --           --            --           $51,021       --
    Developing Growth
     Portfolio
      Shares 1,933
      Cost $36,861
      Market Value.......     --           --           --           --           --            --            --          $77,410
  Due from Hartford Life
   Insurance Company.....     --           --           --           --           --            --            --           --
  Receivable for fund
   shares sold...........     --           --           --           --           --            --            --           --
                             ------       -------     --------      -------      ------        -------       -------      -------
  Total Assets...........     2,935        35,102      118,311       24,606       1,808         75,411        51,021       77,410
                             ------       -------     --------      -------      ------        -------       -------      -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --           --           --           --           --            --                 1       --
  Payable for fund shares
   purchased.............     --           --           --           --           --            --            --           --
                             ------       -------     --------      -------      ------        -------       -------      -------
  Total Liabilities......     --           --           --           --           --            --                 1       --
                             ------       -------     --------      -------      ------        -------       -------      -------
  Net Assets (variable
   life contract
   liabilities)..........    $2,935       $35,102     $118,311      $24,606      $1,808        $75,411       $51,020      $77,410
                             ======       =======     ========      =======      ======        =======       =======      =======

            ---------------------------------------------------- 51
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                            EMERGING    DIVERSIFIED
                             MARKETS      INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments in the
   Morgan Stanley Dean
   Witter Select
   Dimensions Investment
   Series:
    Emerging Markets
     Portfolio
      Shares 83
      Cost $1,016
      Market Value.......    $1,209        --
    Diversified Income
     Portfolio
      Shares 3,273
      Cost $33,365
      Market Value.......     --          $29,322
    Mid-Cap Equity
     Portfolio
      Shares 403
      Cost $4,264
      Market Value.......     --           --
  Investments in the
   Morgan Stanley Dean
   Witter Universal Funds
   Inc.:
    High Yield Portfolio
      Shares 105
      Cost $1,149
      Market Value.......     --           --
    Mid-Cap Value
     Portfolio
      Shares 78
      Cost $1,179
      Market Value.......     --           --
    Emerging Markets Debt
     Portfolio
      Shares 2,576
      Cost $23,778
      Market Value.......     --           --
  Investments in Van
   Kampen Life Investment
   Trust:
    Strategic Stock
     Portfolio
      Shares 88
      Cost $1,013
      Market Value.......     --           --
    Enterprise Portfolio
      Shares 51
      Cost $1,081
      Market Value.......     --           --
  Due from Hartford Life
   Insurance Company.....     --           --
  Receivable for fund
   shares sold...........     --           --
                             ------       -------
  Total Assets...........     1,209        29,322
                             ------       -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --           --
  Payable for fund shares
   purchased.............     --           --
                             ------       -------
  Total Liabilities......     --           --
                             ------       -------
  Net Assets (variable
   life contract
   liabilities)..........    $1,209       $29,322
                             ======       =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 52
              ----------------------------------------------------

                             MID-CAP                   MID-CAP      EMERGING
                             EQUITY     HIGH YIELD      VALUE     MARKETS DEBT  STRATEGIC STOCK  ENTERPRISE
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  -----------  ------------  ---------------  -----------
ASSETS:
  Investments in the
   Morgan Stanley Dean
   Witter Select
   Dimensions Investment
   Series:
    Emerging Markets
     Portfolio
      Shares 83
      Cost $1,016
      Market Value.......     --           --           --           --             --              --
    Diversified Income
     Portfolio
      Shares 3,273
      Cost $33,365
      Market Value.......     --           --           --           --             --              --
    Mid-Cap Equity
     Portfolio
      Shares 403
      Cost $4,264
      Market Value.......    $9,125        --           --           --             --              --
  Investments in the
   Morgan Stanley Dean
   Witter Universal Funds
   Inc.:
    High Yield Portfolio
      Shares 105
      Cost $1,149
      Market Value.......     --          $1,077        --           --             --              --
    Mid-Cap Value
     Portfolio
      Shares 78
      Cost $1,179
      Market Value.......     --           --          $1,213        --             --              --
    Emerging Markets Debt
     Portfolio
      Shares 2,576
      Cost $23,778
      Market Value.......     --           --           --          $17,803         --              --
  Investments in Van
   Kampen Life Investment
   Trust:
    Strategic Stock
     Portfolio
      Shares 88
      Cost $1,013
      Market Value.......     --           --           --           --             $1,028          --
    Enterprise Portfolio
      Shares 51
      Cost $1,081
      Market Value.......     --           --           --           --             --             $1,334
  Due from Hartford Life
   Insurance Company.....     --           --           --           --             --              --
  Receivable for fund
   shares sold...........     --           --           --           --             --              --
                             ------       ------       ------       -------         ------         ------
  Total Assets...........     9,125        1,077        1,213        17,803          1,028          1,334
                             ------       ------       ------       -------         ------         ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --           --           --           --             --              --
  Payable for fund shares
   purchased.............     --           --           --           --             --              --
                             ------       ------       ------       -------         ------         ------
  Total Liabilities......     --           --           --           --             --              --
                             ------       ------       ------       -------         ------         ------
  Net Assets (variable
   life contract
   liabilities)..........    $9,125       $1,077       $1,213       $17,803         $1,028         $1,334
                             ======       ======       ======       =======         ======         ======

            ---------------------------------------------------- 53
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                        UNITS
                                       OWNED BY        UNIT       CONTRACT
                                     PARTICIPANTS     PRICE      LIABILITY
                                     ------------  ------------  ----------
VARIABLE LIFE CONTRACTS:
  Money Market Portfolio...........      50,447     $ 1.137500    $ 57,384
  North American Government
   Securities Portfolio............         100      11.235263       1,124
  Balanced Growth Portfolio........         221      13.268484       2,935
  Utilities Portfolio..............       1,623      21.631144      35,102
  Dividend Growth Portfolio........       8,807      13.433818     118,311
  Value-Added Market Portfolio.....       1,689      14.569531      24,606
  Growth Portfolio.................         100      18.084596       1,808
  American Opportunities
   Portfolio.......................       2,930      25.733152      75,411
  Global Equity Portfolio..........       3,303      15.446837      51,020
  Developing Growth Portfolio......       3,063      25.271683      77,410
  Emerging Markets Portfolio.......         100      12.088774       1,209
  Diversified Income Portfolio.....       2,695      10.881692      29,322
  Mid-Cap Equity Portfolio.........         380      24.040915       9,125
  High Yield Portfolio.............         100      10.767198       1,077
  Mid-Cap Value Portfolio..........         100      12.129625       1,213
  Emerging Markets Debt
   Portfolio.......................       2,028       8.777081      17,803
  Strategic Stock Portfolio........         100      10.280613       1,028
  Enterprise Portfolio.............         100      13.335134       1,334
                                                                  --------
GRAND TOTAL........................                               $507,222
                                                                  ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 54
              ----------------------------------------------------

                 (This page has been left blank intentionally.)

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                            NORTH AMERICAN
                                                              GOVERNMENT
                                            MONEY MARKET      SECURITIES
                                            SUB-ACCOUNT      SUB-ACCOUNT
                                            ------------    --------------
INVESTMENT INCOME:
  Dividends.............................      $ 1,496            $ 50
                                              -------            ----
    Net investment income...............        1,496              50
                                              -------            ----
CAPITAL GAINS INCOME....................       --              --
                                              -------            ----
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................       --              --
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................       --                 (13)
                                              -------            ----
    Net (loss) gain on investments......       --                 (13)
                                              -------            ----
    Net increase (decrease) in net
     assets resulting from operations...      $ 1,496            $ 37
                                              =======            ====

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 56
              ----------------------------------------------------

                                          BALANCED                    DIVIDEND     VALUE-ADDED                   AMERICAN
                                           GROWTH       UTILITIES      GROWTH        MARKET        GROWTH      OPPORTUNITIES
                                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT*
                                         -----------   -----------   -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends.............................    $ 132        $   484      $  2,189       $  276        -$-            $   189
                                            -----        -------      --------       ------         ----          -------
    Net investment income...............      132            484         2,189          276        --                 189
                                            -----        -------      --------       ------         ----          -------
CAPITAL GAINS INCOME....................      489            211        10,067          903          112            5,387
                                            -----        -------      --------       ------         ----          -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................      (31)           729           954           43        --                 889
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     (447)         9,952       (13,521)       1,623          395           21,069
                                            -----        -------      --------       ------         ----          -------
    Net (loss) gain on investments......     (478)        10,681       (12,567)       1,666          395           21,958
                                            -----        -------      --------       ------         ----          -------
    Net increase (decrease) in net
     assets resulting from operations...    $ 143        $11,376      $   (311)      $2,845         $507          $27,534
                                            =====        =======      ========       ======         ====          =======

                                            GLOBAL      DEVELOPING
                                            EQUITY        GROWTH
                                          SUB-ACCOUNT   SUB-ACCOUNT
                                          -----------   -----------
INVESTMENT INCOME:
  Dividends.............................    $   115       $    28
                                            -------       -------
    Net investment income...............        115            28
                                            -------       -------
CAPITAL GAINS INCOME....................     --            --
                                            -------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................        311         1,381
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     11,619        37,162
                                            -------       -------
    Net (loss) gain on investments......     11,930        38,543
                                            -------       -------
    Net increase (decrease) in net
     assets resulting from operations...    $12,045       $38,571
                                            =======       =======

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

            ---------------------------------------------------- 57
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                            EMERGING    DIVERSIFIED
                             MARKETS      INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............     $  1        $ 2,609
                              ----        -------
    Net investment
     income..............        1          2,609
                              ----        -------
CAPITAL GAINS INCOME.....    --            --
                              ----        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........    --               (27)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      549         (3,155)
                              ----        -------
    Net gain (loss) on
     investments.........      549         (3,182)
                              ----        -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $550        $  (573)
                              ====        =======

  *  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 58
              ----------------------------------------------------

                             MID-CAP                    MID-CAP      EMERGING
                              EQUITY     HIGH YIELD      VALUE     MARKETS DEBT  STRATEGIC STOCK  ENTERPRISE
                           SUB-ACCOUNT*  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -----------  -----------  ------------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............     $   37        $ 81         $  2         $2,275          $ 10           $  3
                              ------        ----         ----         ------          ----           ----
    Net investment
     income..............         37          81            2          2,275            10              3
                              ------        ----         ----         ------          ----           ----
CAPITAL GAINS INCOME.....     --           --             145         --                 3             78
                              ------        ----         ----         ------          ----           ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      1,280       --           --                51        --              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      4,213         (10)          60          1,949           (18)           193
                              ------        ----         ----         ------          ----           ----
    Net gain (loss) on
     investments.........      5,493         (10)          60          2,000           (18)           193
                              ------        ----         ----         ------          ----           ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $5,530        $ 71         $207         $4,275          $ (5)          $274
                              ======        ====         ====         ======          ====           ====

  *  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

            ---------------------------------------------------- 59
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   1,496        $   50
  Capital gains income...      --            --
  Net realized (loss)
   gain on security
   transactions..........      --            --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      --               (13)
                            ---------        ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,496            37
                            ---------        ------
UNIT TRANSACTIONS:
  Purchases..............      61,367        --
  Net transfers..........     (26,487)       --
  Surrenders for benefit
   payments and fees.....      (1,394)       --
  Loan withdrawals.......      --            --
  Cost of insurance......        (574)       --
                            ---------        ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      32,912        --
                            ---------        ------
  Total increase
   (decrease) in net
   assets................      34,408            37
NET ASSETS:
  Beginning of period....      22,976         1,087
                            ---------        ------
  End of period..........   $  57,384        $1,124
                            =========        ======

* Formerly American Value Sub-Account; change effective May 1, 1999. HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   1,723        $   47
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........      --            --
  Net unrealized
   (depreciation)
   appreciationof
   investments during the
   period................      --                (2)
                            ---------        ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,723            45
                            ---------        ------
UNIT TRANSACTIONS:
  Purchases..............     164,406        --
  Net transfers..........     (54,386)       --
  Surrenders for benefit
   payments and fees.....    (110,832)       --
  Loan withdrawals.......      --            --
  Cost of insurance......        (302)       --
                            ---------        ------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........      (1,114)       --
                            ---------        ------
  Total increase
   (decrease) in net
   assets................         609            45
NET ASSETS:
  Beginning of period....      22,367         1,042
                            ---------        ------
  End of period..........   $  22,976        $1,087
                            =========        ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 60
              ----------------------------------------------------

                            BALANCED                  DIVIDEND    VALUE-ADDED                 AMERICAN       GLOBAL     DEVELOPING
                             GROWTH      UTILITIES     GROWTH       MARKET       GROWTH     OPPORTUNITIES    EQUITY       GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT*   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -----------  -----------  -------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $  132       $   484     $  2,189      $   276      $--          $    189      $    115      $    28
  Capital gains income...       489           211       10,067          903         112          5,387        --           --
  Net realized (loss)
   gain on security
   transactions..........       (31)          729          954           43       --               889           311        1,381
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (447)        9,952      (13,521)       1,623         395         21,069        11,619       37,162
                             ------       -------     --------      -------      ------       --------      --------      -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       143        11,376         (311)       2,845         507         27,534        12,045       38,571
                             ------       -------     --------      -------      ------       --------      --------      -------
UNIT TRANSACTIONS:
  Purchases..............     --           --           --           --           --            --            --           --
  Net transfers..........     --           --           (3,532)      --           --            16,776        13,244       --
  Surrenders for benefit
   payments and fees.....    (1,349)       (2,354)      (2,344)      (1,631)      --            (3,044)       (1,396)      (2,880)
  Loan withdrawals.......     --           --           --           --           --            --            --           --
  Cost of insurance......       (46)         (431)      (1,890)        (370)      --              (882)         (608)        (767)
                             ------       -------     --------      -------      ------       --------      --------      -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,395)       (2,785)      (7,766)      (2,001)      --            12,850        11,240       (3,647)
                             ------       -------     --------      -------      ------       --------      --------      -------
  Total increase
   (decrease) in net
   assets................    (1,252)        8,591       (8,077)         844         507         40,384        23,285       34,924
NET ASSETS:
  Beginning of period....     4,187        26,511      126,388       23,762       1,301         35,027        27,735       42,486
                             ------       -------     --------      -------      ------       --------      --------      -------
  End of period..........    $2,935       $35,102     $118,311      $24,606      $1,808       $ 75,411      $ 51,020      $77,410
                             ======       =======     ========      =======      ======       ========      ========      =======

* Formerly American Value Sub-Account; change effective May 1, 1999.

                            BALANCED                  DIVIDEND    VALUE-ADDED                 AMERICAN       GLOBAL     DEVELOPING
                             GROWTH      UTILITIES     GROWTH       MARKET       GROWTH     OPPORTUNITIES    EQUITY       GROWTH
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT*   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -----------  -----------  -------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $  108       $   310     $  1,991      $   170      $--          $    167      $    388      $    76
  Capital gains income...        86           273        4,319          331          34          1,308            96           58
  Net realized gain
   (loss) on security
   transactions..........     --                2        5,289           (3)      --             5,367         5,127          (34)
  Net unrealized
   (depreciation)
   appreciationof
   investments during the
   period................       338         2,358        9,599         (249)        118          3,491         2,441        1,841
                             ------       -------     --------      -------      ------       --------      --------      -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       532         2,943       21,198          249         152         10,333         8,052        1,941
                             ------       -------     --------      -------      ------       --------      --------      -------
UNIT TRANSACTIONS:
  Purchases..............     --           --           --           --           --            --            --           --
  Net transfers..........     --           22,647        1,712       22,647       --           (20,608)      (37,288)      21,315
  Surrenders for benefit
   payments and fees.....       (50)         (225)      (3,479)        (212)      --            (2,132)       (2,292)        (510)
  Loan withdrawals.......     --           --            1,673       --           --             1,673         1,723       --
  Cost of insurance......       (18)          (86)        (674)         (80)      --              (164)         (222)        (192)
                             ------       -------     --------      -------      ------       --------      --------      -------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........       (68)       22,336         (768)      22,355       --           (21,231)      (38,079)      20,613
                             ------       -------     --------      -------      ------       --------      --------      -------
  Total increase
   (decrease) in net
   assets................       464        25,279       20,430       22,604         152        (10,898)      (30,027)      22,554
NET ASSETS:
  Beginning of period....     3,723         1,232      105,958        1,158       1,149         45,925        57,762       19,932
                             ------       -------     --------      -------      ------       --------      --------      -------
  End of period..........    $4,187       $26,511     $126,388      $23,762      $1,301       $ 35,027      $ 27,735      $42,486
                             ======       =======     ========      =======      ======       ========      ========      =======

            ---------------------------------------------------- 61
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                            EMERGING    DIVERSIFIED
                             MARKETS      INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................    $     1     $ 2,609
  Capital gains income...     --           --
  Net realized (loss)
   gain on security
   transactions..........     --             (27)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        549      (3,155)
                             -------     -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        550        (573)
                             -------     -------
UNIT TRANSACTIONS:
  Purchases..............     --           --
  Net transfers..........     --           --
  Surrenders for benefit
   payments and fees.....     --          (1,336)
  Loan withdrawals.......     --           --
  Cost of insurance......     --            (464)
                             -------     -------
  Net (decrease) in net
   assets resulting from
   unit transactions.....     --          (1,800)
                             -------     -------
  Total increase
   (decrease) in net
   assets................        550      (2,373)
NET ASSETS:
  Beginning of period....        659      31,695
                             -------     -------
  End of period..........    $ 1,209     $29,322
                             =======     =======

 **  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            EMERGING    DIVERSIFIED
                             MARKETS      INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................    $     9     $ 1,650
  Capital gains income...          2          42
  Net realized (loss) on
   security
   transactions..........     (1,107)      --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       (281)       (947)
                             -------     -------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (1,377)        745
                             -------     -------
UNIT TRANSACTIONS:
  Purchases..............     --           --
  Net transfers..........      1,107      22,647
  Surrenders for benefit
   payments and fees.....          1        (367)
  Loan withdrawals.......     --           --
  Cost of insurance......     --            (137)
                             -------     -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,108      22,143
                             -------     -------
  Total (decrease)
   increase in net
   assets................       (269)     22,888
NET ASSETS:
    Beginning of
     period..............        928       8,807
                             -------     -------
    End of period........    $   659     $31,695
                             =======     =======

* From inception, April 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 62
              ----------------------------------------------------

                              MID-CAP                    MID-CAP      EMERGING
                              EQUITY      HIGH YIELD      VALUE     MARKETS DEBT  STRATEGIC STOCK  ENTERPRISE
                           SUB-ACCOUNT**  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------  -----------  ------------  ---------------  -----------
OPERATIONS:
  Net investment
   income................     $   37        $   81       $    2       $ 2,275         $   10         $    3
  Capital gains income...     --             --             145        --                  3             78
  Net realized (loss)
   gain on security
   transactions..........      1,280         --           --               51         --              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      4,213           (10)          60         1,949            (18)           193
                              ------        ------       ------       -------         ------         ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      5,530            71          207         4,275             (5)           274
                              ------        ------       ------       -------         ------         ------
UNIT TRANSACTIONS:
  Purchases..............     --             --           --           --             --              --
  Net transfers..........     --             --           --           --             --              --
  Surrenders for benefit
   payments and fees.....     (2,436)        --           --             (998)        --              --
  Loan withdrawals.......     --             --           --           --             --              --
  Cost of insurance......        (89)        --           --             (239)        --              --
                              ------        ------       ------       -------         ------         ------
  Net (decrease) in net
   assets resulting from
   unit transactions.....     (2,525)        --           --           (1,237)        --              --
                              ------        ------       ------       -------         ------         ------
  Total increase
   (decrease) in net
   assets................      3,005            71          207         3,038             (5)           274
NET ASSETS:
  Beginning of period....      6,120         1,006        1,006        14,765          1,033          1,060
                              ------        ------       ------       -------         ------         ------
  End of period..........     $9,125        $1,077       $1,213       $17,803         $1,028         $1,334
                              ======        ======       ======       =======         ======         ======

 **  Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

                              MID-CAP                     MID-CAP       EMERGING
                              EQUITY       HIGH YIELD      VALUE      MARKETS DEBT  STRATEGIC STOCK   ENTERPRISE
                           SUB-ACCOUNT**  SUB-ACCOUNT*  SUB-ACCOUNT*  SUB-ACCOUNT*   SUB-ACCOUNT*    SUB-ACCOUNT*
                           -------------  ------------  ------------  ------------  ---------------  ------------
OPERATIONS:
  Net investment
   income................     $   39         $   57        $    2       $ 1,756         $--             $--
  Capital gains income...         53             11            29        --             --              --
  Net realized (loss) on
   security
   transactions..........     --             --            --               (60)        --              --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................        236            (62)          (26)       (7,924)            33              60
                              ------         ------        ------       -------         ------          ------
  Net (decrease) increase
   in net assets
   resulting from
   operations............        328              6             5        (6,228)            33              60
                              ------         ------        ------       -------         ------          ------
UNIT TRANSACTIONS:
  Purchases..............     --              1,000         1,000         1,000          1,000           1,000
  Net transfers..........     --             --            --            20,208         --              --
  Surrenders for benefit
   payments and fees.....        (84)        --                 1          (155)        --              --
  Loan withdrawals.......     --             --            --            --             --              --
  Cost of insurance......        (30)        --            --               (60)        --              --
                              ------         ------        ------       -------         ------          ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (114)         1,000         1,001        20,993          1,000           1,000
                              ------         ------        ------       -------         ------          ------
  Total (decrease)
   increase in net
   assets................        214          1,006         1,006        14,765          1,033           1,060
NET ASSETS:
    Beginning of
     period..............      5,906         --            --            --             --              --
                              ------         ------        ------       -------         ------          ------
    End of period........     $6,120         $1,006        $1,006       $14,765         $1,033          $1,060
                              ======         ======        ======       =======         ======          ======

* From inception, April 1, 1998, to December 31, 1998.

            ---------------------------------------------------- 63
              ----------------------------------------------------

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life policyowners of the Company in various mutual funds (the Funds) as directed by the policyowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Morgan Stanley Dean Witter Select Dimensions Investment Series, the Morgan Stanley Dean Witter Universal Funds, Inc. and Van Kampen Life Investment Trust are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE CHARGE--In accordance with terms of the policies, the Company assesses deductions for costs of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

   b) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable life policies, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable policyowners' accounts, in accordance with the terms of the policies. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) TAX EXPENSE CHARGE--The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

______________________________________ 64 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND TO THE OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Five (Money Market, North American Government Securities, Balanced Growth, Utilities, Dividend Growth, Value-Added Market, Growth, American Opportunities, Global Equity, Developing Growth, Emerging Markets, Diversified Income, Mid-Cap Equity, High Yield, Mid-Cap Value, Emerging Markets Debt, Strategic Stock, and Enterprise sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

______________________________________ 65 ______________________________________

Hartford Life
P.O. Box 2999
Hartford, CT 06104-2999

PRINCIPAL UNDERWRITER FOR THE SEPARATE ACCOUNTS:
Hartford Securities Distribution Company, Inc. (HSD)
200 Hopmeadow Street
Simsbury, CT 06089


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Hartford Life and Annuity
Insurance Company
Individual Annuity Operations
P.O. Box 5085
Hartford, CT 05102-5085